Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (49.3%)
U.S. Government Securities (27.1%)
	United States Treasury Note/Bond	2.125%	5/15/25	15,957	15,543
	United States Treasury Note/Bond	2.750%	5/15/25	30,000	29,381
	United States Treasury Note/Bond	2.875%	6/15/25	95,000	92,981
	United States Treasury Note/Bond	3.125%	8/15/25	34,100	33,381
	United States Treasury Note/Bond	0.375%	11/30/25	19,800	18,572
	United States Treasury Note/Bond	4.875%	11/30/25	24,780	24,749
	United States Treasury Note/Bond	0.500%	2/28/26	86,950	80,945
[1]	United States Treasury Note/Bond	2.250%	3/31/26	48,000	45,960
	United States Treasury Note/Bond	3.750%	4/15/26	56,535	55,519
	United States Treasury Note/Bond	3.625%	5/15/26	69,692	68,266
	United States Treasury Note/Bond	0.750%	5/31/26	61,452	56,987
	United States Treasury Note/Bond	2.125%	5/31/26	50,000	47,609
	United States Treasury Note/Bond	4.500%	7/15/26	31,250	31,113
	United States Treasury Note/Bond	1.875%	7/31/26	12,305	11,619
	United States Treasury Note/Bond	4.375%	8/15/26	47,132	46,823
	United States Treasury Note/Bond	4.625%	10/15/26	89,673	89,589
	United States Treasury Note/Bond	1.125%	10/31/26	31,475	29,046
	United States Treasury Note/Bond	1.250%	11/30/26	27,006	24,943
	United States Treasury Note/Bond	1.625%	11/30/26	8,945	8,336
	United States Treasury Note/Bond	4.000%	1/15/27	76,000	74,896
	United States Treasury Note/Bond	1.875%	2/28/27	24,659	23,002
	United States Treasury Note/Bond	0.500%	4/30/27	12,038	10,757
	United States Treasury Note/Bond	2.750%	4/30/27	23,101	22,007
	United States Treasury Note/Bond	4.500%	5/15/27	43,000	42,946
	United States Treasury Note/Bond	2.625%	5/31/27	43,700	41,447
	United States Treasury Note/Bond	2.750%	7/31/27	41,400	39,311
	United States Treasury Note/Bond	0.375%	9/30/27	16,301	14,294
	United States Treasury Note/Bond	0.500%	10/31/27	15,957	14,007
	United States Treasury Note/Bond	4.125%	10/31/27	44,630	44,128
	United States Treasury Note/Bond	0.625%	11/30/27	24,350	21,405
	United States Treasury Note/Bond	3.875%	11/30/27	39,465	38,713
	United States Treasury Note/Bond	1.250%	3/31/28	13,502	12,023
	United States Treasury Note/Bond	3.625%	3/31/28	45,000	43,734
	United States Treasury Note/Bond	1.250%	4/30/28	40,597	36,068
	United States Treasury Note/Bond	2.875%	5/15/28	45,000	42,511
	United States Treasury Note/Bond	1.250%	5/31/28	13,706	12,151
	United States Treasury Note/Bond	1.250%	6/30/28	30,901	27,338
	United States Treasury Note/Bond	1.000%	7/31/28	26,613	23,245
	United States Treasury Note/Bond	1.125%	8/31/28	24,191	21,190
	United States Treasury Note/Bond	1.250%	9/30/28	22,714	19,960
	United States Treasury Note/Bond	4.625%	9/30/28	17,794	17,944
	United States Treasury Note/Bond	1.375%	10/31/28	29,814	26,288
	United States Treasury Note/Bond	1.500%	11/30/28	22,454	19,872
	United States Treasury Note/Bond	4.375%	11/30/28	29,351	29,351
	United States Treasury Note/Bond	1.750%	1/31/29	25,991	23,177
	United States Treasury Note/Bond	3.250%	6/30/29	14,102	13,397
	United States Treasury Note/Bond	2.625%	7/31/29	11,980	11,038
	United States Treasury Note/Bond	3.875%	11/30/29	23,852	23,300
	United States Treasury Note/Bond	3.875%	12/31/29	25,000	24,406
	United States Treasury Note/Bond	3.500%	1/31/30	14,754	14,129
	United States Treasury Note/Bond	3.500%	4/30/30	31,601	30,218
	United States Treasury Note/Bond	0.625%	5/15/30	35,467	28,662
	United States Treasury Note/Bond	3.750%	5/31/30	15,778	15,282
	United States Treasury Note/Bond	3.750%	6/30/30	15,817	15,313
	United States Treasury Note/Bond	4.000%	7/31/30	73,889	72,480
[1]	United States Treasury Note/Bond	0.625%	8/15/30	51,500	41,264
[1]	United States Treasury Note/Bond	4.125%	8/31/30	70,755	69,860
	United States Treasury Note/Bond	4.625%	9/30/30	92,935	94,256
	United States Treasury Note/Bond	0.875%	11/15/30	20,000	16,175
	United States Treasury Note/Bond	4.375%	11/30/30	37,186	37,221
	United States Treasury Note/Bond	3.750%	12/31/30	16,917	16,343
	United States Treasury Note/Bond	4.000%	1/31/31	18,438	18,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.250%	2/28/31	18,074	17,970
	United States Treasury Note/Bond	1.250%	8/15/31	45,000	36,520
	United States Treasury Note/Bond	3.875%	8/15/33	13,540	13,028
	United States Treasury Note/Bond	4.625%	2/15/40	6,372	6,470
	United States Treasury Note/Bond	1.125%	8/15/40	5,646	3,437
	United States Treasury Note/Bond	1.375%	11/15/40	20,619	13,003
	United States Treasury Note/Bond	1.875%	2/15/41	53,566	36,642
	United States Treasury Note/Bond	2.250%	5/15/41	20,000	14,466
	United States Treasury Note/Bond	1.750%	8/15/41	24,580	16,230
[1,2,3]	United States Treasury Note/Bond	2.000%	11/15/41	47,400	32,543
[3]	United States Treasury Note/Bond	2.375%	2/15/42	48,270	35,132
	United States Treasury Note/Bond	3.125%	2/15/42	8,081	6,634
	United States Treasury Note/Bond	3.000%	5/15/42	6,500	5,215
	United States Treasury Note/Bond	3.250%	5/15/42	9,670	8,038
	United States Treasury Note/Bond	2.750%	8/15/42	38,075	29,264
	United States Treasury Note/Bond	3.375%	8/15/42	29,466	24,890
	United States Treasury Note/Bond	2.750%	11/15/42	6,900	5,286
	United States Treasury Note/Bond	3.875%	2/15/43	25,964	23,465
	United States Treasury Note/Bond	2.875%	5/15/43	26,500	20,562
	United States Treasury Note/Bond	3.875%	5/15/43	38,104	34,383
	United States Treasury Note/Bond	3.625%	8/15/43	10,801	9,380
	United States Treasury Note/Bond	4.375%	8/15/43	39,898	38,514
	United States Treasury Note/Bond	3.750%	11/15/43	15,418	13,623
	United States Treasury Note/Bond	4.750%	11/15/43	53,100	53,814
	United States Treasury Note/Bond	3.625%	2/15/44	26,325	22,792
	United States Treasury Note/Bond	4.500%	2/15/44	40,700	39,931
	United States Treasury Note/Bond	3.375%	5/15/44	15,772	13,135
	United States Treasury Note/Bond	3.125%	8/15/44	9,000	7,189
	United States Treasury Note/Bond	3.000%	11/15/44	25,500	19,910
	United States Treasury Note/Bond	2.500%	2/15/45	44,000	31,371
	United States Treasury Note/Bond	3.000%	5/15/45	34,200	26,574
	United States Treasury Note/Bond	2.500%	5/15/46	10,000	7,025
	United States Treasury Note/Bond	2.875%	11/15/46	4,750	3,565
	United States Treasury Note/Bond	3.000%	2/15/47	13,500	10,344
	United States Treasury Note/Bond	2.750%	8/15/47	12,000	8,741
	United States Treasury Note/Bond	3.000%	2/15/48	41,750	31,763
	United States Treasury Note/Bond	3.125%	5/15/48	17,590	13,676
	United States Treasury Note/Bond	3.000%	8/15/48	21,854	16,582
	United States Treasury Note/Bond	3.375%	11/15/48	47,301	38,417
	United States Treasury Note/Bond	3.000%	2/15/49	43,912	33,263
	United States Treasury Note/Bond	2.875%	5/15/49	20,162	14,892
	United States Treasury Note/Bond	2.250%	8/15/49	16,000	10,340
	United States Treasury Note/Bond	2.375%	11/15/49	62,715	41,637
	United States Treasury Note/Bond	2.000%	2/15/50	18,309	11,117
[2]	United States Treasury Note/Bond	1.250%	5/15/50	21,824	10,810
	United States Treasury Note/Bond	2.000%	8/15/51	10,000	6,006
	United States Treasury Note/Bond	2.250%	2/15/52	19,500	12,419
	United States Treasury Note/Bond	3.000%	8/15/52	5,863	4,410
	United States Treasury Note/Bond	4.000%	11/15/52	10,871	9,903
	United States Treasury Note/Bond	3.625%	5/15/53	1,960	1,668
	United States Treasury Note/Bond	4.750%	11/15/53	40,997	42,387
	United States Treasury Note/Bond	4.625%	5/15/54	31,530	31,968
					3,114,881
Conventional Mortgage-Backed Securities (19.6%)
[4,5]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	480	405
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,119	988
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/45–8/1/47	51,846	45,447
[4,5]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,347	1,193
[4,5]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	3,372	3,148
[4,5]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,457	1,405
[4,5]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	511	515
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/40	80	82
[4]	Ginnie Mae I Pool	3.000%	4/15/45	122	109
[4]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	41	38
[4]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	38	38
[4]	Ginnie Mae I Pool	6.000%	7/15/37	23	23
[4,6]	Ginnie Mae II Pool	2.000%	11/20/50–7/15/54	85,513	68,987
[4,6]	Ginnie Mae II Pool	2.500%	6/20/50–7/15/54	84,586	70,450
[4]	Ginnie Mae II Pool	3.000%	5/20/43–4/20/52	88,137	76,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Ginnie Mae II Pool	3.500%	10/20/43–7/15/54	64,920	58,477
[4]	Ginnie Mae II Pool	4.000%	11/20/42–10/20/52	51,517	47,716
[4]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	43,654	41,675
[4,6]	Ginnie Mae II Pool	5.000%	8/20/48–7/15/54	61,259	59,616
[4,6]	Ginnie Mae II Pool	5.500%	7/15/54	38,250	37,945
[4,6]	Ginnie Mae II Pool	6.000%	7/15/54	31,500	31,628
[4,6]	Ginnie Mae II Pool	6.500%	7/15/54–8/15/54	25,000	25,329
[4,6]	Ginnie Mae II Pool	7.000%	7/15/54	15,000	15,272
[4,5]	UMBS Pool	1.500%	3/1/36–7/1/51	112,986	89,621
[4,5,6]	UMBS Pool	2.000%	10/1/35–7/25/54	473,432	381,804
[4,5]	UMBS Pool	2.500%	10/1/35–1/1/52	343,288	287,516
[4,5,6]	UMBS Pool	3.000%	2/1/37–7/25/54	326,562	285,278
[4,5,6]	UMBS Pool	3.500%	7/1/32–8/25/54	135,758	121,808
[4,5,6]	UMBS Pool	4.000%	12/1/38–7/25/54	121,887	113,300
[4,5,6]	UMBS Pool	4.500%	4/1/39–7/25/54	104,958	100,710
[4,5,6]	UMBS Pool	5.000%	8/1/39–7/25/54	95,643	93,417
[4,5,6]	UMBS Pool	5.500%	12/1/38–7/25/54	113,057	112,785
[4,5,6]	UMBS Pool	6.500%	9/1/36–7/25/54	61,914	63,631
[4,5,6]	UMBS Pool	7.000%	7/25/54	15,000	15,427
					2,252,633
Nonconventional Mortgage-Backed Securities (2.6%)
[4,5]	Fannie Mae REMICS	3.500%	3/25/43–10/25/44	36,251	32,822
[4,5]	Fannie Mae REMICS	4.500%	8/25/49	3,705	3,564
[4,5]	Freddie Mac REMICS	2.250%	8/25/49	37,445	32,253
[4,5]	Freddie Mac REMICS	2.500%	10/15/46–4/25/50	65,260	54,032
[4,5]	Freddie Mac REMICS	3.000%	6/15/44–12/15/46	95,186	81,352
[4,5]	Freddie Mac REMICS	3.500%	8/15/47–10/15/47	79,937	71,421
[4]	Ginnie Mae REMICS	4.500%	5/20/52	16,624	15,487
					290,931
Total U.S. Government and Agency Obligations (Cost $5,782,980)					5,658,445
Asset-Backed/Commercial Mortgage-Backed Securities (7.3%)
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,230	1,232
[4,7]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	1,120	1,130
[4,7]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	900	905
[4,7]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	590	593
[4,7]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	1,440	1,491
[4]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/29	870	867
[4]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/29	620	619
[4,7]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	610	608
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/32	370	370
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	370	370
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/32	250	250
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	237
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	4,160	4,215
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	4,220	4,228
[4,7]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	1,080	1,083
[4,7]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	1,590	1,503
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	1,390	1,383
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	900	899
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	250	248
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	2,140	2,155
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	1,050	1,062
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	3,110	3,186
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	4,040	4,021
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.850%	6/20/30	2,690	2,691
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	6.480%	6/20/30	2,030	2,043
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	600	594
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/30	500	496
[4]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	3,430	3,427
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	19	18
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	1,280	1,204
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	3,570	3,157
[4]	BANK Series 2022-BNK40	3.506%	3/15/64	7,800	6,862
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	13,344	12,452
[4]	BANK Series 2023-5YR3	6.724%	9/15/56	1,600	1,673
[4]	BANK Series 2024-5YR7	5.769%	6/15/57	13,140	13,322
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	13,260	13,638
[4,7]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	2,250	2,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	1,520	1,537
[4,7]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	1,050	1,056
[4,7]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/28	680	679
[4,7]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/28	760	759
[4,7]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	920	923
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	174
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	2,100	1,752
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	2,150	2,055
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	800	884
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	16,680	17,090
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	2,700	2,764
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	4,680	4,716
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	4,500	4,684
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	5,810	5,447
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	175
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,472	10,826
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	1,700	1,725
[4]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	3,600	3,715
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	5,000	5,108
[4]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	2,700	2,874
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	11,500	12,165
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	6,550	6,627
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	10,800	11,311
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	11,000	11,223
[4,6]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	15,130	15,584
[4]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	2,900	2,926
[4,7]	BPR Trust Series 2023-BRK2	7.146%	10/5/38	2,800	2,904
[4,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	1,430	1,272
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	3,000	3,046
[4]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	860	849
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	3,550	3,560
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,900	2,967
[4]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	1,620	1,611
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	760	757
[4]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	193
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	320	298
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	30	27
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	7,826	7,410
[4]	CD Mortgage Trust Series 2018-CD7	5.004%	8/15/51	100	89
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	60	58
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	1,120	1,117
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	320	319
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	300	299
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	440	439
[4,7]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	790	788
[4,7]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/30	530	528
[4,7]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/31	960	957
[4]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	6,840	6,791
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	19
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	54
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.398%	9/15/50	40	34
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	43
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,960	2,654
[4,7]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	4,890	4,943
[4,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	1,470	1,461
[4,7]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	3,120	3,127
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,540	4,572
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,410	1,394
[4,7]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	98	92
[4,7,8]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	7.285%	9/25/43	1,663	1,675
[4,7,8]	Connecticut Avenue Securities Trust Series 2023-R08, SOFR30A + 1.500%	6.835%	10/25/43	1,621	1,631
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	6.385%	1/25/44	4,468	4,471
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	6.435%	2/25/44	643	644
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	6.335%	5/25/44	1,055	1,056
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	211
[4,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	1,114	1,055
[4,7]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	3,130	3,147
[4,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	1,770	1,789
[4,7]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	910	913
[4,7]	DLLST LLC Series 2024-1A	4.930%	4/22/30	560	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	1,594	1,452
[4]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	2,060	2,051
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	2,400	2,384
[4,7]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	23	22
[4,7]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	1,020	1,057
[4,7]	Enterprise Fleet Financing LLC Series 2024-1	5.160%	9/20/30	1,450	1,449
[4,7]	Enterprise Fleet Financing LLC Series 2024-2	5.610%	4/20/28	1,740	1,754
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	2,980	3,005
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	1,580	1,600
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	3,890	3,906
[4]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	3,010	3,041
[4]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	4,170	4,237
[4]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	2,040	2,034
[4,7]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	98
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	396
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,215
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	12,236	12,134
[4,7]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	4,640	4,674
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	1,530	1,527
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,560	2,589
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	2,010	2,048
[4]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	2,230	2,294
[4,7]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	180	178
[4,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	2,250	2,230
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	1,500	1,502
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	2,960	2,956
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	2,830	2,838
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	9,110	9,182
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	1,950	1,963
[4,5]	Freddie Mac Multifamily WI Certificates Series K164	5.000%	8/25/34	101,500	102,578
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.185%	11/25/43	905	917
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.185%	11/25/43	610	618
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.685%	2/25/44	2,595	2,611
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	6.585%	5/25/44	4,289	4,305
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	6.585%	3/25/44	2,447	2,454
[4,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	6,976	6,208
[4,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	4,718	4,330
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,820	1,832
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,910	1,909
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	950	955
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	49
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	2,080	2,083
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	2,950	2,964
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	1,060	1,054
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	380	379
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	550	550
[4,7]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	64
[4,7]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	109
[4,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	4,220	4,332
[4,7]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	1,660	1,708
[4,7]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	2,950	2,938
[4,7]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	870	866
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	1,240	1,239
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	7,030	7,043
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	520	520
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	5.080%	12/16/30	910	905
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.600%	9/10/47	150	127
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	140
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	2,470	2,177
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,650	1,668
[4,7]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,120	2,861
[4,7]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	91
[4,7]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/31	1,090	1,082
[4,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	1,360	1,360
[4,7]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/31	600	599
[4,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	1,380	1,378
[4,7]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/32	980	978
[4,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/32	1,500	1,500
[4,7]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	1,100	1,107
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	1,100	1,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.350%	5/15/28	6,630	6,616
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	1,630	1,633
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	600	601
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	1,480	1,488
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,700	1,722
[4]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	5,830	5,964
[4]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/31	1,320	1,316
[4]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	1,080	1,077
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,500	1,495
[4]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,970	1,981
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	56
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	47
[4,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	1,430	1,428
[4,7]	Kubota Credit Owner Trust Series 2024-1A	5.200%	1/15/30	1,200	1,196
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	1,030	1,031
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	560	561
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	330	330
[4,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	280	281
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	1,410	1,411
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	1,850	1,848
[4,7]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	1,510	1,500
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.116%	7/15/46	200	164
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	2,180	2,078
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	57,022	50,854
[4,7]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	873	794
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	8,690	9,134
[4,7]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	82	80
[4,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.033%	3/15/72	476	479
[4,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	860	862
[4,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	3,217	2,863
[4,7]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	500	310
[4,7]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	1,780	1,775
[4,7]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	1,660	1,668
[4,7]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	7,440	7,379
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	1,750	1,773
[4,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	138	130
[4,7]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	94
[4,7]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	118	115
[4,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	98
[4,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	1,580	1,454
[4,7]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	1,390	1,273
[4,7]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	2,000	1,800
[4,6,7]	Progress Residential Trust Series 2024-SFR4	3.100%	7/9/29	5,840	5,247
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/33	390	391
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	430	431
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/32	250	250
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	480	479
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/32	520	519
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/32	630	629
[4]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	832
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	1,050	1,057
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	1,490	1,506
[4]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	1,180	1,211
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	1,650	1,641
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	1,250	1,247
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	1,490	1,503
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	1,620	1,643
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	4,120	4,127
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	4,420	4,427
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	4,670	4,685
[4,7]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	2,040	2,079
[4,7]	SBNA Auto Lease Trust Series 2024-B	5.550%	12/20/28	1,080	1,085
[4,7]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	2,050	2,046
[4,7]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	960	958
[4,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	930	930
[4,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	530	531
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	1,070	1,062
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	1,910	1,918
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	890	891
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	1,300	1,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	750	753
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	880	882
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	990	992
[4,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	12	12
[4,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	44	43
[4,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	115	112
[4,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	159	154
[4,7]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	2,683	2,672
[4,7]	SMB Private Education Loan Trust Series 2024-C	5.500%	6/17/52	1,232	1,242
[4,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	11	10
[4,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	17	16
[4,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	8,160	8,233
[4,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	4,520	4,580
[4,7]	Subway Funding LLC Series 2024-1A	6.505%	7/30/54	3,980	4,051
[4]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	11,520	11,651
[4]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	6,170	6,154
[4,7]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	1,300	1,312
[4,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	720	722
[4,7]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	720	725
[4,6,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	4,720	4,703
[4,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	6,670	6,711
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	3,240	3,217
[4,7]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	2,420	2,434
[4,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	3,180	3,188
[4,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	5,809	5,840
[4,7]	US Bank NA Series 2023-1	6.789%	8/25/32	488	490
[4,7]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	3,030	3,070
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	4,020	4,069
[4,7]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	7,730	7,660
[4,7]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	4,680	4,616
[4,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	5,790	5,705
[4,7]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	7,670	7,641
[4,7]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	3,820	3,805
[4,7]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	1,090	1,086
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	1,520	1,531
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	4,260	4,242
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	45
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	2,130	2,035
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	28
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	5,940	5,722
[4,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	931	867
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	3,570	3,549
[4]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	1,510	1,501
[4]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	780	778
[4]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,510	2,527
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	2,200	2,208
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $841,516)					841,560
Corporate Bonds (32.7%)
Communications (3.1%)
[7]	Altice Financing SA	5.750%	8/15/29	45	33
[7]	AMC Networks Inc.	10.250%	1/15/29	45	44
	AT&T Inc.	3.800%	2/15/27	12,130	11,720
	AT&T Inc.	4.500%	5/15/35	700	645
	AT&T Inc.	4.900%	8/15/37	500	467
	AT&T Inc.	4.300%	12/15/42	6,240	5,191
	AT&T Inc.	3.550%	9/15/55	4,238	2,856
	AT&T Inc.	3.800%	12/1/57	4,000	2,793
	AT&T Inc.	3.650%	9/15/59	8,837	5,931
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	9,990	9,678
[9]	Booking Holdings Inc.	4.000%	3/1/44	1,600	1,661
[7]	Cable One Inc.	4.000%	11/15/30	70	52
[7]	CCO Holdings LLC	5.375%	6/1/29	30	27
[7]	CCO Holdings LLC	4.750%	3/1/30	1,330	1,152
[7]	CCO Holdings LLC	4.250%	2/1/31	40	33
	Charter Communications Operating LLC	3.750%	2/15/28	70	65
	Charter Communications Operating LLC	2.250%	1/15/29	200	171
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,423
	Charter Communications Operating LLC	2.300%	2/1/32	7,360	5,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,390
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	1,921
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,022
[10]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	2,751	2,528
	Comcast Corp.	5.100%	6/1/29	3,330	3,351
	Comcast Corp.	6.550%	7/1/39	4,080	4,486
	Comcast Corp.	3.250%	11/1/39	1,990	1,531
	Comcast Corp.	3.750%	4/1/40	3,800	3,088
	Comcast Corp.	4.650%	7/15/42	1,200	1,075
	Comcast Corp.	4.700%	10/15/48	168	149
	Comcast Corp.	3.450%	2/1/50	1,500	1,059
	Comcast Corp.	2.650%	8/15/62	300	163
	Comcast Corp.	2.987%	11/1/63	5,000	2,933
[7]	Cox Communications Inc.	5.800%	12/15/53	4,710	4,489
[7]	CSC Holdings LLC	11.750%	1/31/29	90	77
[7]	CSC Holdings LLC	3.375%	2/15/31	100	62
[4,9]	Deutsche Telekom AG	2.250%	3/29/39	500	455
[7]	Directv Financing LLC	5.875%	8/15/27	159	150
	Discovery Communications LLC	5.000%	9/20/37	1,600	1,369
	Discovery Communications LLC	6.350%	6/1/40	1,734	1,655
[7]	DISH Network Corp.	11.750%	11/15/27	265	260
	Fox Corp.	6.500%	10/13/33	12,870	13,487
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	160	151
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	140	122
[7]	Frontier Communications Holdings LLC	8.625%	3/15/31	70	72
[7]	Gray Television Inc.	7.000%	5/15/27	180	166
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,493
[7]	Level 3 Financing Inc.	3.875%	11/15/29	80	24
[7]	Level 3 Financing Inc.	10.500%	5/15/30	70	70
	Netflix Inc.	4.875%	4/15/28	23,405	23,266
	Netflix Inc.	5.875%	11/15/28	58,569	60,356
	Netflix Inc.	6.375%	5/15/29	1,960	2,065
[7]	News Corp.	3.875%	5/15/29	500	461
[7]	Nexstar Media Inc.	4.750%	11/1/28	805	715
[7]	Outfront Media Capital LLC	7.375%	2/15/31	105	110
	Paramount Global	4.950%	1/15/31	974	857
	Paramount Global	4.600%	1/15/45	4,660	3,152
	Rogers Communications Inc.	5.000%	2/15/29	14,780	14,599
	Rogers Communications Inc.	3.800%	3/15/32	6,440	5,755
	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,663
[7]	Scripps Escrow Inc.	5.875%	7/15/27	315	190
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	80	36
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	70	67
[7]	Sky Ltd.	3.750%	9/16/24	200	199
	Sprint Capital Corp.	6.875%	11/15/28	16,790	17,798
	Sprint LLC	7.625%	3/1/26	27,766	28,529
[7]	Sunrise FinCo I BV	4.875%	7/15/31	225	204
[4,9]	TDC Net A/S	5.056%	5/31/28	500	544
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,572
	Time Warner Cable LLC	7.300%	7/1/38	4,890	4,945
	Time Warner Cable LLC	4.500%	9/15/42	6,620	4,856
	T-Mobile USA Inc.	3.375%	4/15/29	4,770	4,405
[9]	T-Mobile USA Inc.	3.700%	5/8/32	1,700	1,819
	T-Mobile USA Inc.	6.000%	6/15/54	6,340	6,564
	T-Mobile USA Inc.	3.600%	11/15/60	2,442	1,646
	T-Mobile USA Inc.	5.800%	9/15/62	3,740	3,704
[7]	Univision Communications Inc.	8.000%	8/15/28	185	180
[7]	Univision Communications Inc.	4.500%	5/1/29	15	13
[7]	Univision Communications Inc.	7.375%	6/30/30	225	210
[7]	Univision Communications Inc.	8.500%	7/31/31	30	29
	Verizon Communications Inc.	4.125%	3/16/27	458	446
	Verizon Communications Inc.	4.329%	9/21/28	200	194
	Verizon Communications Inc.	3.400%	3/22/41	3,006	2,298
	Verizon Communications Inc.	3.850%	11/1/42	2,693	2,135
	Verizon Communications Inc.	4.862%	8/21/46	3,000	2,722
	Verizon Communications Inc.	5.500%	2/23/54	7,380	7,227
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,077
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,457
	Vodafone Group plc	6.150%	2/27/37	2,850	3,022
	Vodafone Group plc	4.375%	2/19/43	2,000	1,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	5.750%	6/28/54	6,430	6,226
[7]	VZ Secured Financing BV	5.000%	1/15/32	370	316
	Warnermedia Holdings Inc.	3.755%	3/15/27	32,390	30,723
	Warnermedia Holdings Inc.	5.050%	3/15/42	7,801	6,340
[7]	WMG Acquisition Corp.	3.750%	12/1/29	840	760
					358,625
Consumer Discretionary (1.4%)
[7]	1011778 BC ULC	6.125%	6/15/29	515	517
[7]	Amer Sports Co.	6.750%	2/16/31	60	60
	American Axle & Manufacturing Inc.	5.000%	10/1/29	115	105
	American Honda Finance Corp.	4.750%	1/12/26	3,581	3,553
[9]	Aptiv plc	4.250%	6/11/36	800	844
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	910
[7]	Beacon Roofing Supply Inc.	6.500%	8/1/30	15	15
[7]	Boyne USA Inc.	4.750%	5/15/29	50	47
[7]	Brink's Co.	6.500%	6/15/29	30	30
[7]	Builders FirstSource Inc.	6.375%	3/1/34	215	213
[7]	Caesars Entertainment Inc.	6.500%	2/15/32	65	65
[7]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	340	334
[7]	Carnival Corp.	5.750%	3/1/27	385	381
[7]	Carnival Corp.	4.000%	8/1/28	610	572
[7]	Carnival Corp.	6.000%	5/1/29	60	59
[7]	Carnival Corp.	10.500%	6/1/30	20	22
[7]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	140	152
[7]	Churchill Downs Inc.	5.500%	4/1/27	325	320
[7]	Churchill Downs Inc.	4.750%	1/15/28	298	285
[7]	Churchill Downs Inc.	5.750%	4/1/30	65	63
[7]	Clarios Global LP	6.750%	5/15/25	46	46
[7]	Clarios Global LP	8.500%	5/15/27	270	272
	Dana Inc.	4.250%	9/1/30	215	188
	Dana Inc.	4.500%	2/15/32	95	81
[7]	Flutter Treasury Designated Activity Co.	6.375%	4/29/29	100	101
	Ford Motor Co.	9.625%	4/22/30	20	23
	Ford Motor Credit Co. LLC	2.700%	8/10/26	70	66
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,060
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	95
	Ford Motor Credit Co. LLC	3.815%	11/2/27	365	342
	Ford Motor Credit Co. LLC	7.350%	11/4/27	7,315	7,626
	Ford Motor Credit Co. LLC	6.800%	5/12/28	555	572
[4,10]	Ford Motor Credit Co. LLC	5.625%	10/9/28	600	758
	Ford Motor Credit Co. LLC	6.798%	11/7/28	3,880	4,011
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	745
	Ford Motor Credit Co. LLC	7.200%	6/10/30	205	216
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/32	70	71
	General Motors Co.	6.125%	10/1/25	1,000	1,005
	General Motors Co.	5.200%	4/1/45	1,600	1,404
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,231
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	154
	General Motors Financial Co. Inc.	4.350%	4/9/25	103	102
	General Motors Financial Co. Inc.	2.750%	6/20/25	12,585	12,233
[4,10]	General Motors Financial Co. Inc.	2.350%	9/3/25	1,000	1,216
	General Motors Financial Co. Inc.	6.050%	10/10/25	7,565	7,596
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,809
[9]	General Motors Financial Co. Inc.	0.850%	2/26/26	2,000	2,044
	General Motors Financial Co. Inc.	5.350%	7/15/27	4,520	4,508
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	884
	General Motors Financial Co. Inc.	5.550%	7/15/29	11,830	11,833
	General Motors Financial Co. Inc.	5.850%	4/6/30	3,780	3,825
	General Motors Financial Co. Inc.	6.400%	1/9/33	4,740	4,917
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	355	330
[7]	Hanesbrands Inc.	9.000%	2/15/31	85	89
[7]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	25	25
	Home Depot Inc.	5.150%	6/25/26	7,240	7,247
	Home Depot Inc.	4.875%	6/25/27	4,930	4,921
	Home Depot Inc.	2.950%	6/15/29	1,583	1,451
	Home Depot Inc.	4.750%	6/25/29	8,935	8,884
	Home Depot Inc.	2.700%	4/15/30	480	428
	Home Depot Inc.	5.950%	4/1/41	3,290	3,478
	Home Depot Inc.	4.250%	4/1/46	720	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.900%	6/15/47	100	79
	Home Depot Inc.	4.500%	12/6/48	500	433
	Home Depot Inc.	3.125%	12/15/49	750	511
	Home Depot Inc.	4.950%	9/15/52	1,165	1,078
	Home Depot Inc.	5.300%	6/25/54	7,395	7,220
	Home Depot Inc.	3.500%	9/15/56	1,660	1,178
	Home Depot Inc.	5.400%	6/25/64	4,210	4,103
	Hyatt Hotels Corp.	5.250%	6/30/29	545	541
[7]	Lithia Motors Inc.	4.625%	12/15/27	285	272
[7]	Lithia Motors Inc.	3.875%	6/1/29	1,180	1,061
[7]	Lithia Motors Inc.	4.375%	1/15/31	20	18
[7]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	907
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	14
	Lowe's Cos. Inc.	3.100%	5/3/27	880	833
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,608
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,463
[4,9]	LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	1,900	2,038
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	70	70
	MGM Resorts International	6.500%	4/15/32	140	139
[7]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	70	70
[7]	NCL Corp. Ltd.	5.875%	2/15/27	314	310
[7]	NCL Corp. Ltd.	8.125%	1/15/29	30	31
[7]	NCL Corp. Ltd.	7.750%	2/15/29	178	185
	Newell Brands Inc.	6.375%	9/15/27	253	249
	Newell Brands Inc.	6.625%	9/15/29	177	174
	Newell Brands Inc.	6.875%	4/1/36	50	45
	Newell Brands Inc.	7.000%	4/1/46	75	61
[7]	Ontario Gaming GTA LP	8.000%	8/1/30	110	113
[7]	Penn Entertainment Inc.	5.625%	1/15/27	85	82
[7]	Phinia Inc.	6.750%	4/15/29	30	30
[4,9]	RCI Banque SA	4.625%	10/2/26	16,500	17,927
[4,9]	Robert Bosch GmbH	4.375%	6/2/43	1,800	1,952
[7]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	229	242
[7]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	60	64
[7]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	42	44
	Sally Holdings LLC	6.750%	3/1/32	20	20
	Service Corp. International	4.000%	5/15/31	20	18
[7]	Six Flags Entertainment Corp.	6.625%	5/1/32	100	102
	Starbucks Corp.	3.500%	11/15/50	600	422
[7]	Station Casinos LLC	6.625%	3/15/32	65	65
[7]	Studio City Co. Ltd.	7.000%	2/15/27	240	240
[7]	Studio City Finance Ltd.	5.000%	1/15/29	110	97
[4]	Toyota Motor Credit Corp.	3.050%	3/22/27	3,775	3,586
[7]	Vail Resorts Inc.	6.500%	5/15/32	165	167
[4,9]	Volkswagen Bank GmbH	4.250%	1/7/26	2,000	2,154
[4,9]	Volkswagen International Finance NV	4.125%	11/15/25	3,000	3,231
[9]	Volkswagen International Finance NV	3.875%	Perpetual	1,400	1,444
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	116
[7]	Wynn Macau Ltd.	5.625%	8/26/28	30	28
[7]	Wynn Macau Ltd.	5.125%	12/15/29	80	72
					165,967
Consumer Staples (1.7%)
	Altria Group Inc.	2.350%	5/6/25	880	856
	Altria Group Inc.	4.400%	2/14/26	2,570	2,528
	Altria Group Inc.	2.450%	2/4/32	2,945	2,380
	Altria Group Inc.	5.800%	2/14/39	2,000	1,998
	Altria Group Inc.	3.400%	2/4/41	3,000	2,160
	Altria Group Inc.	5.375%	1/31/44	325	305
	Altria Group Inc.	5.950%	2/14/49	135	132
	Altria Group Inc.	4.450%	5/6/50	300	230
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	2,944
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	3,785
[4,9]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,900	1,854
[4,9]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	300	311
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,316
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	882
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,047
[7]	B&G Foods Inc.	8.000%	9/15/28	120	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	3.215%	9/6/26	200	191
	BAT Capital Corp.	3.557%	8/15/27	3,471	3,296
	BAT Capital Corp.	2.259%	3/25/28	4,885	4,376
	BAT Capital Corp.	5.834%	2/20/31	14,980	15,185
	BAT Capital Corp.	4.742%	3/16/32	9,360	8,879
	BAT Capital Corp.	4.390%	8/15/37	12,490	10,538
	BAT Capital Corp.	7.079%	8/2/43	4,745	5,010
	BAT Capital Corp.	4.540%	8/15/47	1,952	1,500
	BAT International Finance plc	1.668%	3/25/26	70	66
[4,9]	BAT Netherlands Finance BV	5.375%	2/16/31	600	681
[4,9]	British American Tobacco plc	3.000%	Perpetual	5,300	5,336
[7]	Cencosud SA	5.950%	5/28/31	3,825	3,832
	Conagra Brands Inc.	5.300%	10/1/26	4,860	4,855
[7]	Coty Inc.	6.625%	7/15/30	75	76
[7]	Energizer Holdings Inc.	4.750%	6/15/28	529	495
[7]	Fiesta Purchaser Inc.	7.875%	3/1/31	15	15
	Hormel Foods Corp.	1.800%	6/11/30	275	231
[7]	JBS USA Holding Lux Sarl	6.750%	3/15/34	4,281	4,528
[7]	JBS USA Holding Lux Sarl	7.250%	11/15/53	7,540	8,172
[7]	KeHE Distributors LLC	9.000%	2/15/29	155	159
	Kenvue Inc.	5.100%	3/22/43	3,385	3,266
[4]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	7,000	6,854
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,720	6,276
	Kroger Co.	2.200%	5/1/30	1,000	850
	Kroger Co.	3.875%	10/15/46	3,125	2,352
[7]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,574
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,142
[7]	Performance Food Group Inc.	4.250%	8/1/29	80	73
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,654
	Philip Morris International Inc.	4.875%	2/13/29	36,830	36,415
	Philip Morris International Inc.	5.625%	11/17/29	3,000	3,064
	Philip Morris International Inc.	5.125%	2/15/30	2,610	2,601
	Philip Morris International Inc.	2.100%	5/1/30	200	170
	Philip Morris International Inc.	5.500%	9/7/30	250	253
[9]	Philip Morris International Inc.	3.750%	1/15/31	2,100	2,226
	Philip Morris International Inc.	6.375%	5/16/38	7,000	7,525
[9]	Philip Morris International Inc.	1.450%	8/1/39	2,000	1,413
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,659
[7]	Post Holdings Inc.	6.250%	2/15/32	110	110
	Reynolds American Inc.	4.450%	6/12/25	328	324
[7]	United Natural Foods Inc.	6.750%	10/15/28	168	152
[7]	US Foods Inc.	6.875%	9/15/28	25	26
[7]	US Foods Inc.	4.750%	2/15/29	89	84
					190,334
Energy (2.5%)
[7]	Antero Midstream Partners LP	6.625%	2/1/32	125	126
[7]	Blue Racer Midstream LLC	7.000%	7/15/29	135	138
[7]	Blue Racer Midstream LLC	7.250%	7/15/32	70	72
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	2,884
	Canadian Natural Resources Ltd.	6.250%	3/15/38	670	687
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	565
	Cenovus Energy Inc.	4.250%	4/15/27	9,535	9,267
	Cenovus Energy Inc.	6.750%	11/15/39	144	155
	Cenovus Energy Inc.	5.400%	6/15/47	595	547
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	652
	Cheniere Energy Inc.	4.625%	10/15/28	305	296
	Cheniere Energy Partners LP	4.000%	3/1/31	450	409
	Cheniere Energy Partners LP	3.250%	1/31/32	2,800	2,388
	Cheniere Energy Partners LP	5.950%	6/30/33	3,205	3,245
[7]	Civitas Resources Inc.	8.375%	7/1/28	95	100
[7]	Civitas Resources Inc.	8.625%	11/1/30	40	43
[7]	Civitas Resources Inc.	8.750%	7/1/31	65	70
[7]	CNX Resources Corp.	7.250%	3/1/32	90	92
[7]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	5,675	5,580
	ConocoPhillips Co.	4.300%	11/15/44	265	225
	ConocoPhillips Co.	3.800%	3/15/52	1,000	748
	ConocoPhillips Co.	5.300%	5/15/53	1,985	1,886
	ConocoPhillips Co.	5.700%	9/15/63	1,190	1,186
[7]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,330
[7]	CrownRock LP	5.625%	10/15/25	205	205
	DCP Midstream Operating LP	5.625%	7/15/27	59	60
[7]	DCP Midstream Operating LP	6.750%	9/15/37	8,440	9,053
	Devon Energy Corp.	5.600%	7/15/41	200	186
[7]	Diamond Foreign Asset Co.	8.500%	10/1/30	140	147
	Diamondback Energy Inc.	5.200%	4/18/27	15,390	15,397
	Diamondback Energy Inc.	3.125%	3/24/31	215	189
	Diamondback Energy Inc.	5.750%	4/18/54	3,340	3,236
	Diamondback Energy Inc.	5.900%	4/18/64	5,640	5,445
[7]	DT Midstream Inc.	4.125%	6/15/29	455	421
[7]	DT Midstream Inc.	4.375%	6/15/31	230	210
[4]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	65
	Enbridge Inc.	2.500%	2/14/25	920	901
	Enbridge Inc.	1.600%	10/4/26	3,248	2,990
	Enbridge Inc.	3.125%	11/15/29	450	406
	Enbridge Inc.	6.700%	11/15/53	5,995	6,549
	Energy Transfer LP	2.900%	5/15/25	9,500	9,268
	Energy Transfer LP	4.400%	3/15/27	6,067	5,918
	Energy Transfer LP	5.250%	7/1/29	4,745	4,717
	Energy Transfer LP	3.750%	5/15/30	1,420	1,306
	Energy Transfer LP	5.750%	2/15/33	2,470	2,491
	Energy Transfer LP	6.050%	6/1/41	700	686
	Energy Transfer LP	6.500%	2/1/42	1,400	1,450
	Energy Transfer LP	5.300%	4/1/44	1,825	1,634
	Energy Transfer LP	5.150%	3/15/45	1,520	1,336
	Energy Transfer LP	6.250%	4/15/49	400	399
	Energy Transfer LP	5.950%	5/15/54	11,400	11,043
	Enterprise Products Operating LLC	5.950%	2/1/41	380	391
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,165
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,856
	Enterprise Products Operating LLC	4.900%	5/15/46	860	775
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	739
	EOG Resources Inc.	4.375%	4/15/30	430	420
	EOG Resources Inc.	3.900%	4/1/35	200	179
[7]	EQM Midstream Partners LP	7.500%	6/1/27	170	174
[7]	EQM Midstream Partners LP	6.500%	7/1/27	155	157
	EQM Midstream Partners LP	5.500%	7/15/28	275	271
[7]	EQM Midstream Partners LP	7.500%	6/1/30	147	157
	EQT Corp.	3.900%	10/1/27	2,198	2,100
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	1,968
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	826
[7]	FS Luxembourg Sarl	8.875%	2/12/31	200	192
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	4,818	4,517
	Genesis Energy LP	8.250%	1/15/29	90	93
	Genesis Energy LP	7.875%	5/15/32	50	50
	Helmerich & Payne Inc.	2.900%	9/29/31	5,185	4,319
	Hess Corp.	7.300%	8/15/31	185	206
[7]	Hess Midstream Operations LP	6.500%	6/1/29	80	81
[7]	Hilcorp Energy I LP	5.750%	2/1/29	80	77
[7]	Hilcorp Energy I LP	6.000%	2/1/31	95	91
[7]	Kinetik Holdings LP	6.625%	12/15/28	70	71
[7]	Kinetik Holdings LP	5.875%	6/15/30	20	20
	Marathon Oil Corp.	5.300%	4/1/29	7,695	7,728
	MPLX LP	1.750%	3/1/26	2,000	1,880
[7]	Northern Natural Gas Co.	5.625%	2/1/54	3,275	3,210
	NuStar Logistics LP	6.375%	10/1/30	230	234
	Occidental Petroleum Corp.	5.500%	12/1/25	2,465	2,458
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,919
	Occidental Petroleum Corp.	6.625%	9/1/30	1,630	1,709
	Occidental Petroleum Corp.	6.125%	1/1/31	993	1,017
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,283
	Occidental Petroleum Corp.	6.450%	9/15/36	440	459
	Occidental Petroleum Corp.	6.600%	3/15/46	160	167
	ONEOK Inc.	5.550%	11/1/26	3,720	3,735
	ONEOK Inc.	5.650%	11/1/28	3,725	3,782
	ONEOK Inc.	3.400%	9/1/29	500	458
	ONEOK Inc.	5.800%	11/1/30	4,370	4,470
	ONEOK Partners LP	6.125%	2/1/41	1,355	1,354
	Ovintiv Inc.	5.650%	5/15/25	6,685	6,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Permian Resources Operating LLC	7.750%	2/15/26	210	212
[7]	Permian Resources Operating LLC	5.875%	7/1/29	615	606
[7]	Permian Resources Operating LLC	7.000%	1/15/32	120	123
[4]	Petronas Capital Ltd.	3.500%	4/21/30	14,800	13,571
	Phillips 66	4.650%	11/15/34	1,035	962
	Phillips 66 Co.	5.250%	6/15/31	6,040	6,017
	Phillips 66 Co.	5.650%	6/15/54	7,130	6,851
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,675
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,410	4,544
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	913
	Plains All American Pipeline LP	4.900%	2/15/45	410	348
	Range Resources Corp.	8.250%	1/15/29	135	140
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	226	226
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	6,739	6,768
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	2,860
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	1,919
[7]	Schlumberger Holdings Corp.	5.000%	5/29/27	7,870	7,846
	Shell International Finance BV	4.550%	8/12/43	500	445
	Shell International Finance BV	4.375%	5/11/45	500	427
	Shell International Finance BV	3.750%	9/12/46	550	425
	Shell International Finance BV	3.125%	11/7/49	1,300	883
	Suncor Energy Inc.	6.500%	6/15/38	855	896
	Suncor Energy Inc.	3.750%	3/4/51	1,168	838
[7]	Sunoco LP	7.000%	9/15/28	255	261
[7]	Tallgrass Energy Partners LP	7.375%	2/15/29	195	196
	Targa Resources Corp.	6.150%	3/1/29	8,675	8,955
	Targa Resources Corp.	6.125%	3/15/33	3,250	3,343
	Targa Resources Corp.	6.500%	3/30/34	8,360	8,850
	Targa Resources Partners LP	5.000%	1/15/28	1,500	1,468
	Targa Resources Partners LP	6.875%	1/15/29	655	672
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,430
[4,9]	TotalEnergies SE	2.000%	Perpetual	900	900
	TransCanada PipeLines Ltd.	4.100%	4/15/30	2,915	2,750
	TransCanada PipeLines Ltd.	2.500%	10/12/31	2,695	2,258
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	930
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	72
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	703
[7]	Transocean Inc.	8.250%	5/15/29	50	50
[7]	Transocean Inc.	8.750%	2/15/30	166	175
[7]	Transocean Inc.	8.500%	5/15/31	210	210
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	45	46
[7]	Valaris Ltd.	8.375%	4/30/30	220	228
	Valero Energy Corp.	4.350%	6/1/28	205	198
	Valero Energy Corp.	3.650%	12/1/51	2,000	1,383
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	433
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	85	86
[7]	Venture Global LNG Inc.	8.125%	6/1/28	75	77
[7]	Venture Global LNG Inc.	9.500%	2/1/29	400	438
[7]	Venture Global LNG Inc.	8.375%	6/1/31	35	36
[7]	Venture Global LNG Inc.	9.875%	2/1/32	235	256
[7]	Viper Energy Inc.	7.375%	11/1/31	105	109
[7]	Vital Energy Inc.	7.750%	7/31/29	105	106
[7]	Vital Energy Inc.	7.875%	4/15/32	115	117
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,154
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,549
	Williams Cos. Inc.	4.650%	8/15/32	2,100	1,996
	Williams Cos. Inc.	6.300%	4/15/40	200	207
	Williams Cos. Inc.	5.100%	9/15/45	535	482
[7]	Yinson Boronia Production BV	8.947%	7/31/42	3,980	4,026
					292,334
Financials (12.4%)
[4,9]	ABN AMRO Bank NV	5.125%	2/22/33	2,200	2,404
[4,9]	ABN AMRO Bank NV	5.500%	9/21/33	1,500	1,668
	AerCap Ireland Capital DAC	6.100%	1/15/27	20,760	21,083
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,117
[4,9]	Allianz SE	4.597%	9/7/38	1,200	1,300
	Allstate Corp.	5.250%	3/30/33	2,457	2,447
	American Express Co.	5.850%	11/5/27	4,100	4,199
	American Express Co.	5.098%	2/16/28	8,780	8,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameriprise Financial Inc.	3.700%	10/15/24	207	206
	Ameriprise Financial Inc.	3.000%	4/2/25	694	681
[7]	AmWINS Group Inc.	6.375%	2/15/29	165	166
[7]	AmWINS Group Inc.	4.875%	6/30/29	40	37
	Aon Global Ltd.	4.600%	6/14/44	478	408
	Aon Global Ltd.	4.750%	5/15/45	505	437
	Aon North America Inc.	5.125%	3/1/27	3,430	3,426
	Aon North America Inc.	5.150%	3/1/29	14,080	14,042
	Aon North America Inc.	5.750%	3/1/54	11,280	11,022
	Apollo Global Management Inc.	5.800%	5/21/54	19,515	19,220
	Ares Capital Corp.	5.875%	3/1/29	4,370	4,302
	Ares Capital Corp.	5.950%	7/15/29	6,840	6,721
[4,9]	Argenta Spaarbank NV	1.000%	10/13/26	3,100	3,193
[4,9]	Argenta Spaarbank NV	1.000%	1/29/27	2,800	2,769
	Athene Holding Ltd.	6.250%	4/1/54	7,860	7,864
[8,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.412%	7/26/29	8,000	5,339
[4,10]	Aviva plc	6.875%	5/20/58	1,200	1,527
[4,9]	AXA SA	3.625%	1/10/33	1,400	1,516
[4,9]	Banco de Sabadell SA	5.500%	9/8/29	1,200	1,354
	Banco Santander SA	5.147%	8/18/25	5,000	4,963
	Banco Santander SA	6.527%	11/7/27	4,800	4,911
	Banco Santander SA	5.588%	8/8/28	3,000	3,030
	Banco Santander SA	6.607%	11/7/28	2,000	2,099
	Banco Santander SA	6.921%	8/8/33	2,000	2,090
[6,7]	Bangkok Bank PCL	5.650%	7/5/34	11,545	11,514
[4]	Bank of America Corp.	3.366%	1/23/26	4,099	4,043
[4]	Bank of America Corp.	1.319%	6/19/26	1,755	1,683
	Bank of America Corp.	5.933%	9/15/27	17,000	17,175
[4]	Bank of America Corp.	3.705%	4/24/28	244	234
[4]	Bank of America Corp.	3.970%	3/5/29	3,495	3,341
	Bank of America Corp.	5.202%	4/25/29	4,840	4,831
[4]	Bank of America Corp.	2.087%	6/14/29	8,590	7,622
	Bank of America Corp.	2.299%	7/21/32	3,000	2,457
[4]	Bank of America Corp.	2.972%	2/4/33	9,430	7,983
	Bank of America Corp.	4.571%	4/27/33	5,500	5,188
	Bank of America Corp.	5.872%	9/15/34	3,520	3,620
[4]	Bank of America Corp.	4.078%	4/23/40	5,429	4,610
[4]	Bank of America Corp.	2.676%	6/19/41	1,700	1,189
	Bank of America Corp.	3.311%	4/22/42	400	301
[4]	Bank of America Corp.	4.875%	4/1/44	1,000	920
[4]	Bank of America Corp.	3.946%	1/23/49	1,000	787
[4]	Bank of America Corp.	4.083%	3/20/51	2,000	1,598
[4]	Bank of America Corp.	2.831%	10/24/51	1,000	630
	Bank of America NA	5.526%	8/18/26	15,900	16,009
	Bank of New York Mellon Corp.	4.414%	7/24/26	4,190	4,142
	Bank of New York Mellon Corp.	4.947%	4/26/27	28,200	28,027
	Bank of New York Mellon Corp.	4.543%	2/1/29	3,000	2,941
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	4,950	4,919
	Bank of New York Mellon Corp.	4.596%	7/26/30	2,900	2,833
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	5,370	5,232
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	4,670	5,036
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	14,000	13,820
[4]	Bank of Nova Scotia	3.450%	4/11/25	6,270	6,169
	Bank of Nova Scotia	4.750%	2/2/26	7,200	7,127
[4,9]	Banque Federative du Credit Mutuel SA	4.750%	11/10/31	500	558
	Barclays plc	5.304%	8/9/26	3,400	3,378
	Barclays plc	5.674%	3/12/28	15,460	15,481
	Barclays plc	7.385%	11/2/28	2,000	2,105
[10]	Barclays plc	3.750%	11/22/30	500	610
	Barclays plc	7.437%	11/2/33	3,556	3,911
	Barclays plc	7.119%	6/27/34	7,870	8,366
	Barclays plc	6.036%	3/12/55	8,420	8,533
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,780	4,473
[4,9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	1,000	1,047
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	10,854	10,772
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	1,000	981
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	4,300	4,049
[9]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	800	816
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	500	455
	Blue Owl Capital Corp.	5.950%	3/15/29	4,590	4,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,9]	BNP Paribas SA	4.375%	1/13/29	500	545
[4,9]	BNP Paribas SA	4.750%	11/13/32	500	559
[4,9]	BPCE SA	4.375%	7/13/28	6,300	6,864
[10]	BPCE SA	2.500%	11/30/32	2,600	2,900
[7]	BPCE SA	5.936%	5/30/35	4,855	4,839
	Brown & Brown Inc.	5.650%	6/11/34	7,170	7,127
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	8,993	8,966
	Capital One Financial Corp.	3.750%	7/28/26	4,750	4,586
	Capital One Financial Corp.	3.750%	3/9/27	1,000	960
	Capital One Financial Corp.	7.149%	10/29/27	20,045	20,706
	Capital One Financial Corp.	5.468%	2/1/29	1,060	1,056
	Capital One Financial Corp.	5.700%	2/1/30	5,550	5,572
	Capital One Financial Corp.	3.273%	3/1/30	5,000	4,509
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,318
	Charles Schwab Corp.	6.136%	8/24/34	7,914	8,242
	Chubb INA Holdings LLC	1.375%	9/15/30	1,582	1,290
	Chubb INA Holdings LLC	4.350%	11/3/45	1,710	1,477
	Citigroup Inc.	2.014%	1/25/26	6,800	6,655
	Citigroup Inc.	3.200%	10/21/26	1,524	1,453
	Citigroup Inc.	4.450%	9/29/27	1,907	1,859
[4]	Citigroup Inc.	4.075%	4/23/29	2,243	2,150
	Citigroup Inc.	6.174%	5/25/34	1,400	1,424
[4]	Citigroup Inc.	3.878%	1/24/39	1,500	1,255
	Citigroup Inc.	4.650%	7/30/45	2,316	2,022
	Citigroup Inc.	4.650%	7/23/48	1,000	872
[4,9]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	5,400	5,449
[4,10]	Close Brothers Finance plc	2.750%	10/19/26	4,000	4,696
	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,770
	Corebridge Financial Inc.	3.650%	4/5/27	1,940	1,857
	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,768
	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,159
	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,865
	Corebridge Financial Inc.	4.400%	4/5/52	3,630	2,858
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	800	797
[4,9]	Credit Agricole SA	0.500%	9/21/29	4,500	4,189
[9]	Danske Bank A/S	4.125%	1/10/31	1,700	1,856
[4,9]	Danske Bank A/S	1.000%	5/15/31	9,700	9,830
	Deutsche Bank AG	7.146%	7/13/27	1,000	1,024
	Deutsche Bank AG	5.706%	2/8/28	3,540	3,533
	Deutsche Bank AG	6.720%	1/18/29	1,000	1,032
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,040
[4,9]	Deutsche Bank AG	5.625%	5/19/31	100	108
	Deutsche Bank AG	7.079%	2/10/34	2,000	2,036
	Equitable Holdings Inc.	5.000%	4/20/48	197	177
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,009
	Fifth Third Bancorp	1.707%	11/1/27	1,000	917
	Fifth Third Bancorp	3.950%	3/14/28	8,025	7,656
	Fifth Third Bancorp	6.339%	7/27/29	17,515	17,960
	Fifth Third Bancorp	5.631%	1/29/32	2,400	2,378
[4]	Fifth Third Bank NA	3.950%	7/28/25	2,599	2,553
[7]	GGAM Finance Ltd.	8.000%	2/15/27	130	134
[7]	GGAM Finance Ltd.	8.000%	6/15/28	95	100
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	11,950	13,091
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	6,530	6,455
[4,9]	Goldman Sachs Group Inc.	0.875%	1/21/30	1,000	919
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,000	5,399
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,531
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,111
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,480	3,140
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,180	1,956
[9]	Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	2,100	1,814
[7]	Howden UK Refinance plc	7.250%	2/15/31	75	74
[7]	Howden UK Refinance plc	8.125%	2/15/32	95	95
[4]	HSBC Holdings plc	2.099%	6/4/26	3,967	3,835
[4]	HSBC Holdings plc	4.292%	9/12/26	200	196
	HSBC Holdings plc	5.887%	8/14/27	17,845	17,969
[4]	HSBC Holdings plc	4.041%	3/13/28	652	628
[4]	HSBC Holdings plc	4.583%	6/19/29	348	336
[4]	HSBC Holdings plc	3.973%	5/22/30	248	232
[4,9]	HSBC Holdings plc	4.787%	3/10/32	1,700	1,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	6.547%	6/20/34	3,000	3,097
	HSBC Holdings plc	6.332%	3/9/44	2,000	2,091
	HSBC USA Inc.	5.625%	3/17/25	5,900	5,900
[7]	HUB International Ltd.	7.250%	6/15/30	45	46
[7]	HUB International Ltd.	7.375%	1/31/32	45	46
	Huntington Bancshares Inc.	6.208%	8/21/29	10,500	10,717
	Huntington Bancshares Inc.	5.023%	5/17/33	1,000	946
[9]	ING Groep NV	1.000%	11/13/30	3,500	3,566
	Intercontinental Exchange Inc.	5.250%	6/15/31	7,180	7,234
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,457
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	598
	Intercontinental Exchange Inc.	5.200%	6/15/62	350	326
[4,10]	Intesa Sanpaolo SpA	6.625%	5/31/33	2,100	2,761
	Invesco Finance plc	5.375%	11/30/43	590	560
[9]	JAB Holdings BV	4.750%	6/29/32	800	893
[9]	JAB Holdings BV	5.000%	6/12/33	2,000	2,258
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	2,010	1,958
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,867
	JPMorgan Chase & Co.	5.040%	1/23/28	5,690	5,661
	JPMorgan Chase & Co.	2.947%	2/24/28	6,253	5,890
	JPMorgan Chase & Co.	5.571%	4/22/28	3,370	3,397
	JPMorgan Chase & Co.	4.323%	4/26/28	2,000	1,950
	JPMorgan Chase & Co.	4.851%	7/25/28	3,370	3,334
	JPMorgan Chase & Co.	2.069%	6/1/29	9,210	8,192
	JPMorgan Chase & Co.	6.087%	10/23/29	5,300	5,475
	JPMorgan Chase & Co.	6.400%	5/15/38	3,000	3,316
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,119
	JPMorgan Chase & Co.	5.500%	10/15/40	950	954
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	5,930	4,437
	JPMorgan Chase & Co.	5.600%	7/15/41	1,341	1,365
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,788
	JPMorgan Chase & Co.	3.157%	4/22/42	3,510	2,605
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	660	525
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	2,453
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,234
	JPMorgan Chase Bank NA	5.110%	12/8/26	13,910	13,903
[4]	KeyBank NA	4.150%	8/8/25	1,000	981
[7]	Lseg US Fin Corp.	4.875%	3/28/27	3,780	3,746
	M&T Bank Corp.	7.413%	10/30/29	9,738	10,245
	M&T Bank Corp.	6.082%	3/13/32	52,282	52,110
	M&T Bank Corp.	5.053%	1/27/34	4,379	4,052
[7]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	170	173
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,615
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,290	5,098
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	250
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,000	1,792
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	4,000	4,041
[4]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	7,600	7,167
	MetLife Inc.	4.875%	11/13/43	2,000	1,820
	MetLife Inc.	5.000%	7/15/52	2,000	1,823
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	636	628
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	6,200	6,192
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	4,200	4,190
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	6,920	6,891
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	430
[4]	Morgan Stanley	3.875%	1/27/26	707	691
[4]	Morgan Stanley	2.188%	4/28/26	2,070	2,011
	Morgan Stanley	3.625%	1/20/27	573	552
	Morgan Stanley	3.950%	4/23/27	3,307	3,194
	Morgan Stanley	2.475%	1/21/28	3,500	3,263
[4]	Morgan Stanley	5.652%	4/13/28	10,920	11,025
[4]	Morgan Stanley	3.591%	7/22/28	751	714
	Morgan Stanley	5.123%	2/1/29	3,150	3,138
	Morgan Stanley	4.889%	7/20/33	2,000	1,928
[10]	Morgan Stanley	5.789%	11/18/33	200	259
	Morgan Stanley	6.627%	11/1/34	4,000	4,320
	Morgan Stanley	5.948%	1/19/38	8,690	8,641
[4]	Morgan Stanley	3.971%	7/22/38	1,000	847
[4]	Morgan Stanley	4.457%	4/22/39	545	487
	Morgan Stanley	6.375%	7/24/42	1,740	1,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.300%	1/27/45	725	617
[4]	Morgan Stanley	2.802%	1/25/52	1,215	764
[4]	Morgan Stanley Bank NA	4.754%	4/21/26	13,200	13,084
[4]	Morgan Stanley Bank NA	4.952%	1/14/28	10,650	10,570
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	5,850	5,890
	Nasdaq Inc.	5.650%	6/28/25	3,070	3,072
	Nasdaq Inc.	5.350%	6/28/28	10,000	10,085
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,095
	Nasdaq Inc.	3.950%	3/7/52	665	494
	Nasdaq Inc.	5.950%	8/15/53	5,000	5,054
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	73	67
[7]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	87	87
	NatWest Group plc	5.583%	3/1/28	5,640	5,646
[4]	NatWest Group plc	3.073%	5/22/28	1,175	1,099
[4]	NatWest Group plc	4.892%	5/18/29	3,400	3,325
	Navient Corp.	4.875%	3/15/28	20	18
	Navient Corp.	9.375%	7/25/30	80	84
[6]	Nomura Holdings Inc.	5.594%	7/2/27	9,658	9,664
[6]	Nomura Holdings Inc.	5.783%	7/3/34	16,799	16,730
	OneMain Finance Corp.	3.500%	1/15/27	305	286
	OneMain Finance Corp.	7.875%	3/15/30	35	36
[7]	Panther Escrow Issuer LLC	7.125%	6/1/31	120	121
[7]	Penske Truck Leasing Co. LP	4.000%	7/15/25	2,730	2,682
[7]	Penske Truck Leasing Co. LP	5.350%	1/12/27	4,190	4,184
[10]	Phoenix Group Holdings plc	5.867%	6/13/29	300	370
[4]	PNC Bank NA	3.100%	10/25/27	262	245
	PNC Financial Services Group Inc.	3.150%	5/19/27	5,050	4,794
	PNC Financial Services Group Inc.	6.615%	10/20/27	2,210	2,263
	PNC Financial Services Group Inc.	5.492%	5/14/30	28,950	29,118
	PNC Financial Services Group Inc.	5.068%	1/24/34	8,070	7,796
	PNC Financial Services Group Inc.	5.939%	8/18/34	3,840	3,934
	PNC Financial Services Group Inc.	6.875%	10/20/34	13,500	14,709
	PNC Financial Services Group Inc.	5.676%	1/22/35	11,915	11,976
	Progressive Corp.	2.500%	3/15/27	1,800	1,686
[7]	Protective Life Corp.	4.300%	9/30/28	85	82
[4]	Prudential Financial Inc.	3.000%	3/10/40	3,000	2,218
	Prudential Financial Inc.	3.935%	12/7/49	2,530	1,919
[4]	Prudential Financial Inc.	4.350%	2/25/50	500	407
[4]	Prudential Financial Inc.	3.700%	3/13/51	1,000	724
	Prudential Financial Inc.	6.500%	3/15/54	3,550	3,590
[4,9]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	5,200	5,788
	Regions Financial Corp.	5.722%	6/6/30	15,410	15,397
[10]	Rothesay Life plc	8.000%	10/30/25	1,189	1,530
[10]	Rothesay Life plc	3.375%	7/12/26	1,942	2,343
[4,10]	Rothesay Life plc	7.734%	5/16/33	300	398
[4]	Royal Bank of Canada	4.950%	4/25/25	29,501	29,365
[4]	Royal Bank of Canada	4.875%	1/19/27	14,300	14,208
[4]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,197
[4]	Royal Bank of Canada	5.200%	8/1/28	2,410	2,426
[4,9]	Societe Generale SA	1.000%	11/24/30	1,500	1,530
[9]	Societe Generale SA	4.875%	11/21/31	500	552
[7]	Standard Chartered plc	5.688%	5/14/28	1,400	1,400
	State Street Corp.	5.820%	11/4/28	892	909
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	282
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,050	10,141
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	405
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,568
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	1,000	1,091
[4,9]	Swedbank AB	3.625%	8/23/32	6,300	6,619
	Synovus Bank	5.625%	2/15/28	2,000	1,938
[4]	Toronto-Dominion Bank	5.532%	7/17/26	8,990	9,017
	Toronto-Dominion Bank	5.156%	1/10/28	3,500	3,497
	UBS AG	5.800%	9/11/25	27,670	27,764
	UBS AG	5.000%	7/9/27	5,810	5,763
	UBS AG	7.500%	2/15/28	1,500	1,605
	UBS AG	5.650%	9/11/28	10,000	10,178
[7]	UBS Group AG	6.327%	12/22/27	12,060	12,250
[7]	UBS Group AG	4.282%	1/9/28	15,440	14,808
[7]	UBS Group AG	5.617%	9/13/30	7,370	7,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	US Bancorp	3.900%	4/26/28	300	288
[4]	US Bancorp	4.548%	7/22/28	7,900	7,724
	US Bancorp	4.653%	2/1/29	3,000	2,937
	US Bancorp	5.775%	6/12/29	21,830	22,163
[9]	US Bancorp	4.009%	5/21/32	10,000	10,700
	US Bancorp	5.850%	10/21/33	1,000	1,016
	US Bancorp	5.836%	6/12/34	6,120	6,205
	US Bancorp	5.678%	1/23/35	11,585	11,639
[7]	USI Inc.	7.500%	1/15/32	60	61
[4]	Wells Fargo & Co.	3.550%	9/29/25	540	527
[4]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,186
	Wells Fargo & Co.	3.000%	4/22/26	504	483
	Wells Fargo & Co.	3.000%	10/23/26	545	518
[4]	Wells Fargo & Co.	3.196%	6/17/27	200	192
[4]	Wells Fargo & Co.	3.584%	5/22/28	4,354	4,146
[4]	Wells Fargo & Co.	2.393%	6/2/28	6,500	5,989
	Wells Fargo & Co.	6.303%	10/23/29	9,680	10,041
[4]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,017
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,390
[4]	Wells Fargo & Co.	4.400%	6/14/46	750	605
[4]	Wells Fargo & Co.	5.013%	4/4/51	450	410
[4]	Wells Fargo & Co.	4.611%	4/25/53	750	642
	Wells Fargo Bank NA	4.811%	1/15/26	14,310	14,215
[4]	Wells Fargo Bank NA	5.450%	8/7/26	11,700	11,736
[4]	Wells Fargo Bank NA	6.600%	1/15/38	400	439
	Westpac Banking Corp.	2.963%	11/16/40	1,175	818
	Willis North America Inc.	2.950%	9/15/29	1,585	1,420
	Willis North America Inc.	3.875%	9/15/49	680	489
					1,424,261
Health Care (2.7%)
	AbbVie Inc.	4.800%	3/15/27	54,090	53,847
	AbbVie Inc.	4.800%	3/15/29	74,991	74,554
	AbbVie Inc.	3.200%	11/21/29	313	287
	AbbVie Inc.	4.050%	11/21/39	8,632	7,491
	AbbVie Inc.	4.875%	11/14/48	2,395	2,200
	AbbVie Inc.	4.250%	11/21/49	725	603
	AbbVie Inc.	5.500%	3/15/64	3,000	2,961
[4]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	3,684
[4]	Allina Health System	3.887%	4/15/49	1,135	896
	Amgen Inc.	2.200%	2/21/27	2,609	2,421
	Amgen Inc.	3.150%	2/21/40	2,250	1,682
	Amgen Inc.	4.950%	10/1/41	8,375	7,678
	Amgen Inc.	5.750%	3/2/63	1,740	1,706
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,596
	AstraZeneca plc	4.000%	9/18/42	3,990	3,352
[7]	Bausch + Lomb Corp.	8.375%	10/1/28	89	91
[9]	Bayer AG	0.625%	7/12/31	600	505
	Becton Dickinson & Co.	4.693%	2/13/28	2,200	2,168
	Becton Dickinson & Co.	4.874%	2/8/29	7,590	7,532
[9]	Becton Dickinson & Co.	3.519%	2/8/31	4,600	4,863
	Becton Dickinson & Co.	4.669%	6/6/47	300	262
[9]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	2,100	2,247
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,322
	Boston Scientific Corp.	1.900%	6/1/25	1,000	967
	Boston Scientific Corp.	4.550%	3/1/39	392	365
	Bristol-Myers Squibb Co.	3.400%	7/26/29	666	621
	Bristol-Myers Squibb Co.	5.750%	2/1/31	450	467
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	583
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	366
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,250	1,902
	Bristol-Myers Squibb Co.	5.650%	2/22/64	12,790	12,497
[7]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	239
[7]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	655	627
	Cencora Inc.	4.300%	12/15/47	3,400	2,808
	Centene Corp.	2.450%	7/15/28	2,990	2,655
	Centene Corp.	3.000%	10/15/30	2	2
	Centene Corp.	2.625%	8/1/31	1,290	1,056
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	1,851
[4]	CHRISTUS Health	4.341%	7/1/28	200	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Group	1.250%	3/15/26	624	583
	Cigna Group	4.800%	8/15/38	1,730	1,589
	Cigna Group	3.400%	3/15/50	1,550	1,056
[4]	City of Hope	4.378%	8/15/48	80	65
	CommonSpirit Health	2.760%	10/1/24	615	610
[7]	Community Health Systems Inc.	10.875%	1/15/32	135	141
	CVS Health Corp.	3.250%	8/15/29	20	18
	CVS Health Corp.	4.780%	3/25/38	21,147	18,881
	CVS Health Corp.	2.700%	8/21/40	1,300	863
[7]	DaVita Inc.	3.750%	2/15/31	165	141
	DH Europe Finance II Sarl	2.600%	11/15/29	500	446
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	805
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,897
	Elevance Health Inc.	5.150%	6/15/29	4,745	4,758
	Elevance Health Inc.	3.125%	5/15/50	1,000	670
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,188
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,009
[7]	Endo Finance Holdings Inc.	8.500%	4/15/31	140	145
[4,9]	Fresenius Finance Ireland plc	0.875%	10/1/31	2,100	1,830
	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,375	5,380
	GE HealthCare Technologies Inc.	5.857%	3/15/30	2,215	2,276
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,546
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,349
[4,10]	GlaxoSmithKline Capital plc	6.375%	3/9/39	200	280
	HCA Inc.	5.250%	6/15/26	757	754
	HCA Inc.	6.000%	4/1/54	6,275	6,191
	IQVIA Inc.	6.250%	2/1/29	135	139
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,397
[4,9]	Koninklijke Philips NV	4.250%	9/8/31	1,300	1,430
[7]	LifePoint Health Inc.	11.000%	10/15/30	85	94
[7]	Medline Borrower LP	3.875%	4/1/29	108	99
[7]	Medline Borrower LP	6.250%	4/1/29	75	76
[7]	Medline Borrower LP	5.250%	10/1/29	75	72
	Medtronic Inc.	4.625%	3/15/45	305	276
	Merck & Co. Inc.	5.150%	5/17/63	4,260	4,042
[4]	Mount Sinai Hospital	3.737%	7/1/49	1,200	872
[9]	MSD Netherlands Capital BV	3.750%	5/30/54	900	931
[7]	Organon & Co.	4.125%	4/30/28	243	226
[7]	Organon & Co.	5.125%	4/30/31	25	22
[7]	Organon & Co.	6.750%	5/15/34	75	75
[7]	Organon & Co.	7.875%	5/15/34	25	26
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7,060	6,713
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	4,920	4,643
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2	2
[7]	Star Parent Inc.	9.000%	10/1/30	130	137
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	209
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	235
	Tenet Healthcare Corp.	4.250%	6/1/29	118	110
	Tenet Healthcare Corp.	6.750%	5/15/31	245	249
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	120	115
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	130	140
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	180	200
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	59	41
	UnitedHealth Group Inc.	3.700%	5/15/27	310	300
	UnitedHealth Group Inc.	5.250%	2/15/28	1,150	1,165
	UnitedHealth Group Inc.	3.875%	12/15/28	95	91
	UnitedHealth Group Inc.	2.750%	5/15/40	850	611
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,028
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	3,003
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	194
	Zoetis Inc.	5.400%	11/14/25	6,220	6,219
	Zoetis Inc.	4.700%	2/1/43	1,820	1,622
	Zoetis Inc.	3.950%	9/12/47	1,660	1,296
					307,720
Industrials (2.6%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	90
[7]	Air Canada	3.875%	8/15/26	390	371
[7]	Allison Transmission Inc.	4.750%	10/1/27	200	193
[7]	American Airlines Inc.	5.500%	4/20/26	360	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	American Airlines Inc.	7.250%	2/15/28	103	103
[7]	American Airlines Inc.	5.750%	4/20/29	848	826
[7]	American Airlines Inc.	8.500%	5/15/29	98	102
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	65	61
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	160	143
[4,11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,348
[9]	Ayvens SA	4.000%	1/24/31	2,400	2,562
	Boeing Co.	2.750%	2/1/26	2,330	2,213
[7]	Boeing Co.	6.298%	5/1/29	590	598
[7]	Boeing Co.	6.388%	5/1/31	3,420	3,481
	Boeing Co.	5.705%	5/1/40	1,650	1,524
[7]	Boeing Co.	6.858%	5/1/54	6,070	6,223
	Boeing Co.	5.930%	5/1/60	3,510	3,140
[7]	Boeing Co.	7.008%	5/1/64	2,800	2,868
[7]	Bombardier Inc.	7.250%	7/1/31	90	92
[7]	Bombardier Inc.	7.000%	6/1/32	90	91
[9]	Bouygues SA	5.375%	6/30/42	500	601
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,800	6,980
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	922
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	223
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,007
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	4,920	4,935
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,183
[7]	Chart Industries Inc.	7.500%	1/1/30	60	62
[7]	Chart Industries Inc.	9.500%	1/1/31	40	43
[9]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	2,855	3,008
	CSX Corp.	4.750%	11/15/48	2,000	1,782
	CSX Corp.	3.800%	4/15/50	900	687
	CSX Corp.	4.250%	11/1/66	4,000	3,112
[7]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,650	1,662
[7]	Delta Air Lines Inc.	4.750%	10/20/28	35,257	34,380
	Delta Air Lines Inc.	3.750%	10/28/29	228	210
[4,9]	East Japan Railway Co.	4.110%	2/22/43	200	213
[7]	EMRLD Borrower LP	6.625%	12/15/30	255	257
[7]	ERAC USA Finance LLC	4.600%	5/1/28	10,730	10,565
[7]	ERAC USA Finance LLC	7.000%	10/15/37	16,747	18,936
[7]	Gates Corp.	6.875%	7/1/29	85	86
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,509
[9]	General Electric Co.	2.125%	5/17/37	300	264
[7]	Genesee & Wyoming Inc.	6.250%	4/15/32	180	179
[7]	Herc Holdings Inc.	6.625%	6/15/29	100	101
	Honeywell International Inc.	5.250%	3/1/54	18,350	17,810
	Honeywell International Inc.	5.350%	3/1/64	10,337	10,026
	Ingersoll Rand Inc.	5.197%	6/15/27	900	902
	Ingersoll Rand Inc.	5.176%	6/15/29	550	550
	Ingersoll Rand Inc.	5.314%	6/15/31	1,000	1,005
[9]	International Consolidated Airlines Group SA	3.750%	3/25/29	4,000	4,199
	L3Harris Technologies Inc.	5.250%	6/1/31	11,770	11,726
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,108
	Lockheed Martin Corp.	4.700%	5/15/46	1,660	1,494
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,056
	Lockheed Martin Corp.	5.200%	2/15/64	14,800	13,993
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	35,962	36,041
[4,9]	Motability Operations Group plc	3.500%	7/17/31	3,100	3,280
[4,9]	Motability Operations Group plc	3.875%	1/24/34	800	844
[4,10]	Motability Operations Group plc	5.625%	1/24/54	200	251
	Norfolk Southern Corp.	5.950%	3/15/64	4,250	4,335
	Northrop Grumman Corp.	5.150%	5/1/40	2,000	1,913
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,271
	Northrop Grumman Corp.	5.200%	6/1/54	19,410	18,166
	Parker-Hannifin Corp.	3.250%	6/14/29	6,500	5,968
[4,11]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	5,993
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	140	129
	RTX Corp.	6.050%	6/1/36	2,879	3,009
	RTX Corp.	4.875%	10/15/40	8,738	7,967
	RTX Corp.	4.050%	5/4/47	2,000	1,572
	RTX Corp.	5.375%	2/27/53	3,540	3,361
[4]	Ryder System Inc.	5.300%	3/15/27	2,740	2,742
	Southwest Airlines Co.	5.250%	5/4/25	938	934
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	153	165
[7]	Spirit AeroSystems Inc.	9.750%	11/15/30	175	193
[9]	Timken Co.	4.125%	5/23/34	1,900	1,975
[7]	TopBuild Corp.	3.625%	3/15/29	110	99
[7]	TopBuild Corp.	4.125%	2/15/32	310	273
[7]	TransDigm Inc.	6.750%	8/15/28	120	122
[7]	TransDigm Inc.	6.375%	3/1/29	269	271
[7]	TransDigm Inc.	6.875%	12/15/30	225	230
[7]	TransDigm Inc.	7.125%	12/1/31	235	243
[7]	TransDigm Inc.	6.625%	3/1/32	9	9
[7]	Triumph Group Inc.	9.000%	3/15/28	143	150
	Union Pacific Corp.	3.250%	2/5/50	905	631
	Union Pacific Corp.	3.839%	3/20/60	1,000	735
[7]	United Airlines Inc.	4.375%	4/15/26	438	423
[7]	United Airlines Inc.	4.625%	4/15/29	989	922
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	667	669
[7]	Velocity Vehicle Group LLC	8.000%	6/1/29	35	36
[7]	WESCO Distribution Inc.	6.375%	3/15/29	180	181
[7]	WESCO Distribution Inc.	6.625%	3/15/32	145	147
					294,361
Materials (0.8%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	743
	Albemarle Corp.	4.650%	6/1/27	1,000	984
[7]	Antofagasta plc	6.250%	5/2/34	3,500	3,618
[7]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	290	246
[7]	Arsenal AIC Parent LLC	8.000%	10/1/30	135	142
[7]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	55	57
	Ball Corp.	2.875%	8/15/30	291	247
	Ball Corp.	3.125%	9/15/31	300	254
[7]	Big River Steel LLC	6.625%	1/31/29	354	355
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,360	1,151
[7]	Braskem Netherlands Finance BV	8.500%	1/12/31	7,030	7,174
[7]	Canpack SA	3.875%	11/15/29	885	791
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	1,164	1,089
[7]	Chemours Co.	4.625%	11/15/29	865	745
[7]	Cleveland-Cliffs Inc.	7.000%	3/15/32	245	243
	Dow Chemical Co.	5.600%	2/15/54	9,935	9,562
	DuPont de Nemours Inc.	5.319%	11/15/38	230	236
[7]	Element Solutions Inc.	3.875%	9/1/28	328	301
	FMC Corp.	5.150%	5/18/26	4,605	4,574
	FMC Corp.	4.500%	10/1/49	135	103
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	604
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	142
[7]	Georgia-Pacific LLC	2.100%	4/30/27	207	191
[4,10]	Glencore Finance Europe Ltd.	3.125%	3/26/26	6,800	8,275
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	790	773
[7]	Kaiser Aluminum Corp.	4.625%	3/1/28	205	192
	Linde Inc.	2.000%	8/10/50	1,000	545
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,901
	Newmont Corp.	2.250%	10/1/30	2,540	2,166
[7]	NOVA Chemicals Corp.	8.500%	11/15/28	45	48
[7]	NOVA Chemicals Corp.	4.250%	5/15/29	60	53
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	85	90
[7]	Novelis Corp.	4.750%	1/30/30	357	331
[7]	Novelis Corp.	3.875%	8/15/31	333	288
	Nucor Corp.	4.400%	5/1/48	1,650	1,405
	Nucor Corp.	3.850%	4/1/52	1,500	1,137
	Nutrien Ltd.	5.900%	11/7/24	700	700
	Nutrien Ltd.	5.950%	11/7/25	1,795	1,805
	Nutrien Ltd.	4.125%	3/15/35	180	161
	Nutrien Ltd.	5.800%	3/27/53	2,345	2,312
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	30	27
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	480	508
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	65	65
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	78	78
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	105	105
[7]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	290	271
	RPM International Inc.	4.550%	3/1/29	1,660	1,604
[7]	Sealed Air Corp.	6.125%	2/1/28	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Sealed Air Corp.	5.000%	4/15/29	115	110
[7]	Sealed Air Corp.	7.250%	2/15/31	85	88
	Sherwin-Williams Co.	4.500%	6/1/47	310	262
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	5,835	5,804
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	4,605	4,562
[7]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,425	6,380
[7]	SNF Group SACA	3.125%	3/15/27	155	143
[7]	SNF Group SACA	3.375%	3/15/30	425	367
	Southern Copper Corp.	3.875%	4/23/25	9,655	9,503
[7]	Summit Materials LLC	7.250%	1/15/31	55	57
[7]	WR Grace Holdings LLC	5.625%	8/15/29	70	64
[7]	WR Grace Holdings LLC	7.375%	3/1/31	55	56
					85,828
Real Estate (0.7%)
	Agree LP	2.000%	6/15/28	1,120	989
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,550	6,144
	American Tower Corp.	3.650%	3/15/27	4,000	3,831
	American Tower Corp.	3.700%	10/15/49	1,500	1,086
[4,9]	Aroundtown SA	0.000%	7/16/26	1,100	1,061
[4,9]	Aroundtown SA	1.625%	1/31/28	500	467
[4,9]	Aroundtown SA	1.450%	7/9/28	900	819
[4,10]	Aroundtown SA	3.625%	4/10/31	100	98
	Brandywine Operating Partnership LP	8.875%	4/12/29	25	26
	COPT Defense Properties LP	2.250%	3/15/26	2,000	1,889
	Crown Castle Inc.	4.450%	2/15/26	310	305
	Crown Castle Inc.	4.750%	5/15/47	700	596
	Crown Castle Inc.	5.200%	2/15/49	200	181
[9]	Digital Dutch Finco BV	1.250%	2/1/31	1,800	1,600
[9]	Digital Dutch Finco BV	1.000%	1/15/32	1,100	941
	Digital Realty Trust LP	3.600%	7/1/29	200	185
	ERP Operating LP	4.500%	7/1/44	3,385	2,867
	Essex Portfolio LP	4.500%	3/15/48	920	758
	Extra Space Storage LP	5.900%	1/15/31	5,440	5,555
	Extra Space Storage LP	2.400%	10/15/31	2,070	1,699
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	760
[4,9]	Heimstaden Bostad AB	1.125%	1/21/26	3,700	3,611
	Highwoods Realty LP	7.650%	2/1/34	7,143	7,669
[9]	ICADE	0.625%	1/18/31	1,100	930
	Kilroy Realty LP	4.750%	12/15/28	3,452	3,264
	Kilroy Realty LP	6.250%	1/15/36	5,210	4,944
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,742
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,200
[7]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	420	388
[6,7]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	215	217
	MPT Operating Partnership LP	3.500%	3/15/31	575	374
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	198
[7]	Park Intermediate Holdings LLC	7.000%	2/1/30	85	86
[4,9]	Prologis International Funding II SA	4.625%	2/21/35	700	771
	Prologis LP	1.750%	2/1/31	1,645	1,335
	Prologis LP	5.250%	3/15/54	7,000	6,623
	Realty Income Corp.	4.850%	3/15/30	2,000	1,960
[9]	Realty Income Corp.	5.125%	7/6/34	1,900	2,189
[7]	RHP Hotel Properties LP	6.500%	4/1/32	80	80
	Sabra Health Care LP	3.200%	12/1/31	9,080	7,553
	SBA Communications Corp.	3.125%	2/1/29	170	152
	Simon Property Group LP	2.000%	9/13/24	189	188
	Simon Property Group LP	3.250%	11/30/26	203	194
[7]	Starwood Property Trust Inc.	7.250%	4/1/29	40	40
[4]	UDR Inc.	2.950%	9/1/26	185	175
[4,9]	Unibail-Rodamco-Westfield SE	2.000%	4/28/36	500	432
[9]	VGP NV	2.250%	1/17/30	200	184
[7]	VICI Properties LP	4.625%	6/15/25	641	633
[10]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	4,575
[10]	Westfield America Management Ltd.	2.625%	3/30/29	938	1,027
					84,591
Technology (1.3%)
	Atlassian Corp.	5.250%	5/15/29	3,860	3,859
	Atlassian Corp.	5.500%	5/15/34	4,500	4,458
	Block Inc.	3.500%	6/1/31	45	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Block Inc.	6.500%	5/15/32	240	243
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	75	78
	Broadcom Inc.	3.150%	11/15/25	7,648	7,412
	Broadcom Inc.	3.459%	9/15/26	9,390	9,035
	Broadcom Inc.	5.000%	4/15/30	1,450	1,451
	Broadcom Inc.	4.150%	11/15/30	4,650	4,393
[7]	Broadcom Inc.	4.150%	4/15/32	5,300	4,883
[7]	Broadcom Inc.	3.419%	4/15/33	10,040	8,653
[7]	Broadcom Inc.	3.137%	11/15/35	5,450	4,363
[7]	Broadcom Inc.	4.926%	5/15/37	6,350	5,970
[7]	Central Parent LLC	8.000%	6/15/29	40	41
[7]	Cloud Software Group Inc.	6.500%	3/31/29	355	341
[7]	Cloud Software Group Inc.	8.250%	6/30/32	145	148
[7]	CommScope Inc.	7.125%	7/1/28	129	53
	Cotiviti Inc.	7.625%	5/1/31	20	20
	Dell International LLC	4.900%	10/1/26	12,457	12,335
	Dell International LLC	6.100%	7/15/27	500	513
	Dell International LLC	5.300%	10/1/29	5,520	5,550
	Dell International LLC	6.200%	7/15/30	2,051	2,152
	Dell International LLC	5.400%	4/15/34	8,407	8,319
	Dell International LLC	8.350%	7/15/46	831	1,052
[7]	Entegris Inc.	4.750%	4/15/29	4,380	4,185
[7]	Entegris Inc.	5.950%	6/15/30	865	856
	Global Payments Inc.	1.500%	11/15/24	2,560	2,520
	Global Payments Inc.	4.800%	4/1/26	10,258	10,130
[7]	Imola Merger Corp.	4.750%	5/15/29	335	313
[7]	Insight Enterprises Inc.	6.625%	5/15/32	40	41
	Intel Corp.	2.450%	11/15/29	237	208
	Intel Corp.	4.900%	8/5/52	5,790	5,103
	Intel Corp.	5.900%	2/10/63	1,490	1,489
	Kyndryl Holdings Inc.	6.350%	2/20/34	2,800	2,845
[7]	McAfee Corp.	7.375%	2/15/30	130	120
	NXP BV	5.000%	1/15/33	4,050	3,951
	NXP BV	3.250%	5/11/41	2,350	1,715
	Oracle Corp.	2.650%	7/15/26	298	282
	Oracle Corp.	2.300%	3/25/28	3,315	2,997
	Oracle Corp.	3.850%	7/15/36	3,430	2,892
	Oracle Corp.	3.600%	4/1/40	1,300	999
	Oracle Corp.	3.650%	3/25/41	2,250	1,721
	Oracle Corp.	3.950%	3/25/51	1,610	1,190
	RELX Capital Inc.	3.000%	5/22/30	1,000	897
[7]	Rocket Software Inc.	9.000%	11/28/28	80	82
	Seagate HDD Cayman	8.250%	12/15/29	90	97
	Seagate HDD Cayman	8.500%	7/15/31	75	81
[7]	SS&C Technologies Inc.	5.500%	9/30/27	75	74
	Texas Instruments Inc.	5.050%	5/18/63	8,800	8,159
[7]	UKG Inc.	6.875%	2/1/31	140	142
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,038
	VMware LLC	1.800%	8/15/28	6,520	5,709
	VMware LLC	4.700%	5/15/30	500	484
	VMware LLC	2.200%	8/15/31	6,140	4,990
[7]	Williams Scotsman Inc.	7.375%	10/1/31	40	41
[7]	Xerox Holdings Corp.	8.875%	11/30/29	50	48
					153,760
Utilities (3.5%)
	AEP Texas Inc.	5.450%	5/15/29	5,445	5,474
	AEP Texas Inc.	5.400%	6/1/33	3,830	3,727
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,019
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	898
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,101
	AES Corp.	5.450%	6/1/28	3,990	3,982
	Ameren Corp.	5.700%	12/1/26	16,540	16,667
	Ameren Corp.	3.500%	1/15/31	700	631
	American Electric Power Co. Inc.	5.699%	8/15/25	15,230	15,238
[9]	Amprion GmbH	3.450%	9/22/27	3,400	3,614
[4,9]	Amprion GmbH	3.875%	9/7/28	2,300	2,486
[4]	Appalachian Power Co.	4.500%	3/1/49	500	395
	Atmos Energy Corp.	6.200%	11/15/53	3,000	3,234
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	1,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Hills Corp.	6.000%	1/15/35	7,490	7,537
[7]	Calpine Corp.	4.500%	2/15/28	260	247
[7]	Calpine Corp.	5.125%	3/15/28	133	128
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	980
	CenterPoint Energy Inc.	5.250%	8/10/26	27,000	26,937
	CenterPoint Energy Inc.	4.250%	11/1/28	319	304
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,298
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	530	506
[7]	Clearway Energy Operating LLC	3.750%	1/15/32	22	19
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,022
	Commonwealth Edison Co.	3.800%	10/1/42	685	539
[4]	Commonwealth Edison Co.	3.750%	8/15/47	490	369
	Commonwealth Edison Co.	5.300%	2/1/53	3,110	2,939
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	250	205
	Connecticut Light & Power Co.	4.000%	4/1/48	307	245
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,621
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,108
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	11,210	11,477
	Consumers Energy Co.	3.950%	7/15/47	900	721
[4]	Dominion Energy Inc.	3.375%	4/1/30	405	366
[4]	Dominion Energy Inc.	4.050%	9/15/42	500	391
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,750	1,708
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	460
	DTE Energy Co.	4.875%	6/1/28	4,200	4,133
	DTE Energy Co.	2.950%	3/1/30	1,000	880
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	855
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	511
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	242
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,279
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,579	1,939
	Duke Energy Corp.	3.300%	6/15/41	500	363
	Duke Energy Corp.	3.500%	6/15/51	500	337
	Duke Energy Florida LLC	6.200%	11/15/53	3,150	3,340
	Duke Energy Ohio Inc.	5.550%	3/15/54	9,830	9,471
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,777
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,001
[7]	EDP Finance BV	3.625%	7/15/24	9,134	9,125
[4,9]	Enel Finance International NV	4.500%	2/20/43	1,000	1,059
[4,9]	Engie SA	4.250%	1/11/43	600	626
	Entergy Louisiana LLC	4.200%	9/1/48	500	396
	Entergy Texas Inc.	5.000%	9/15/52	1,410	1,251
	Entergy Texas Inc.	5.800%	9/1/53	3,300	3,298
[4,9]	Eurogrid GmbH	3.722%	4/27/30	2,100	2,241
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,265
[4]	Eversource Energy	1.400%	8/15/26	1,400	1,285
	Exelon Corp.	5.150%	3/15/28	5,160	5,146
	Exelon Corp.	4.050%	4/15/30	400	376
	Exelon Corp.	3.350%	3/15/32	2,600	2,277
	Exelon Corp.	5.100%	6/15/45	1,000	909
	Exelon Corp.	4.450%	4/15/46	1,000	826
	Exelon Corp.	4.100%	3/15/52	1,400	1,074
	Exelon Corp.	5.600%	3/15/53	3,880	3,733
	FirstEnergy Corp.	2.650%	3/1/30	3,190	2,769
[4]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,201
[7]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	1,640	1,629
[7]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	5,951
	Georgia Power Co.	5.004%	2/23/27	17,110	17,067
	Georgia Power Co.	5.125%	5/15/52	1,920	1,788
[7]	ITC Holdings Corp.	4.950%	9/22/27	15,380	15,235
	MidAmerican Energy Co.	5.300%	2/1/55	14,650	13,953
[4,9]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,600	3,825
	National Grid plc	5.602%	6/12/28	5,720	5,773
[4,9]	National Grid plc	4.275%	1/16/35	900	975
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	167
	Nevada Power Co.	6.000%	3/15/54	4,250	4,316
[7]	NextEra Energy Operating Partners LP	4.250%	7/15/24	25	25
[7]	Niagara Mohawk Power Corp.	5.664%	1/17/54	4,520	4,340
	NiSource Inc.	5.250%	3/30/28	2,670	2,667
	NiSource Inc.	5.200%	7/1/29	14,420	14,368
	NRG Energy Inc.	6.625%	1/15/27	55	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OGE Energy Corp.	5.450%	5/15/29	1,120	1,129
	Oglethorpe Power Corp.	6.200%	12/1/53	3,500	3,578
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	770
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,927
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	914
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,700	8,719
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,474
	Pacific Gas & Electric Co.	6.150%	1/15/33	3,260	3,312
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,213
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	767
	Pacific Gas & Electric Co.	6.750%	1/15/53	1,300	1,351
	PacifiCorp	5.250%	6/15/35	313	303
	PacifiCorp	6.250%	10/15/37	1,882	1,944
	PacifiCorp	4.125%	1/15/49	525	398
	PacifiCorp	4.150%	2/15/50	865	660
[7]	Pattern Energy Operations LP	4.500%	8/15/28	35	32
	PECO Energy Co.	4.150%	10/1/44	1,515	1,241
[4]	Public Service Co. of Colorado	6.250%	9/1/37	550	575
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	729
	Public Service Co. of Colorado	4.050%	9/15/49	500	380
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	241
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	657
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	372
	Public Service Enterprise Group Inc.	5.200%	4/1/29	20,520	20,468
[7]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,247	2,029
[4,9]	Severn Trent Utilities Finance plc	4.000%	3/5/34	1,500	1,569
[4,10]	Severn Trent Utilities Finance plc	5.250%	4/4/36	720	887
	Southern California Edison Co.	5.650%	10/1/28	6,300	6,408
[4]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,721
	Southern California Edison Co.	5.450%	6/1/31	11,600	11,685
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,527
	Southern California Edison Co.	4.000%	4/1/47	615	471
[4]	Southern Co.	3.700%	4/30/30	700	646
	Southern Co.	4.400%	7/1/46	350	293
	Tampa Electric Co.	3.875%	7/12/24	1,580	1,579
	Union Electric Co.	3.900%	9/15/42	454	366
	Union Electric Co.	4.000%	4/1/48	910	707
	Union Electric Co.	3.900%	4/1/52	1,500	1,146
	Union Electric Co.	5.450%	3/15/53	6,620	6,384
[4,9]	United Utilities Water Finance plc	3.750%	5/23/34	1,600	1,660
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	823
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	948
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	500	370
	Virginia Electric & Power Co.	5.450%	4/1/53	2,860	2,732
	Virginia Electric & Power Co.	5.350%	1/15/54	10,060	9,506
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	530	523
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	90	88
[7]	Vistra Operations Co. LLC	7.750%	10/15/31	50	52
[7]	Vistra Operations Co. LLC	6.875%	4/15/32	90	91
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	2,625	2,995
[4,10]	Yorkshire Water Finance plc	2.750%	4/18/41	2,100	1,727
					400,754
Total Corporate Bonds (Cost $3,872,517)					3,758,535
Floating Rate Loan Interests (0.0%)
[8]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	579	597
[8]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.689%	5/10/27	89	89
[8]	Cloud Software Group Inc. Term Loan B, TSFR1M + 4.500%	9.944%	3/29/29	8	9
[8]	Cotiviti Inc. Term Loan, TSFR1M + 3.250%	8.579%	5/1/31	60	59
[8]	Endo Finance Holdings Inc. Initial Term Loan, TSFR3M + 4.500%	9.826%	4/23/31	135	135
[8]	First Student Bidco Inc. B-2 Term Loan, TSFR3M + 3.000%	8.435%	7/21/28	411	411
[8]	Frontier Communications Holdings LLC Term Loan B, TSFR1M + 3.500%	8.763%	6/20/31	45	45
[8]	Hub International Ltd. Incremental Term Loan, TSFR3M + 3.250%	8.575%	6/20/30	35	35
[8]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	9.193%	3/1/29	177	176
[8]	Medline Borrower LP Term Loan, TSFR1M + 2.750%	8.094%	10/23/28	244	244
[8]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 2.000%	7.350%	1/25/31	15	15
[8]	Setanta Aircraft Leasing DAC Term Loan, TSFR3M + 1.750%	7.346%	11/5/28	908	912
Total Floating Rate Loan Interests (Cost $2,688)					2,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (11.4%)
	Asian Infrastructure Investment Bank	4.250%	3/13/34	53,069	51,810
[4]	Bermuda	3.717%	1/25/27	3,159	3,012
[4]	Bermuda	3.375%	8/20/50	3,881	2,641
[4,7]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	33,472	33,329
[4,7]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	60,542	61,495
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	42,369	43,031
[4,7]	CDP Financial Inc.	4.875%	6/5/29	41,173	41,587
[4,7]	Central American Bank for Economic Integration	5.000%	1/25/27	37,450	37,358
	Corp. Andina de Fomento	5.000%	1/24/29	43,546	43,510
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	776
[4]	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	12,900	12,718
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	5,600	5,294
[4,7,12]	Development Bank of Japan Inc.	4.625%	4/10/29	9,400	9,391
	Ecopetrol SA	8.625%	1/19/29	11,295	11,866
[4,7]	Electricite de France SA	5.700%	5/23/28	5,925	5,978
[4,7]	Electricite de France SA	6.250%	5/23/33	4,295	4,443
[4]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	4,002
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	2,800	2,729
[4]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	4,500	4,483
[9]	European Investment Bank	2.875%	10/15/31	64,446	68,511
[4,9]	European Union	0.300%	11/4/50	41,296	20,781
[4,9]	European Union	3.000%	3/4/53	9,784	9,504
[4,9]	European Union	3.375%	10/5/54	8,593	8,835
	Federative Republic of Brazil	7.125%	5/13/54	11,993	11,583
[7,9]	Hellenic Republic	3.375%	6/15/34	62,856	65,268
[7,9]	Hellenic Republic	4.125%	6/15/54	15,132	15,586
[4,7]	Japan Finance Organization for Municipalities	5.000%	4/23/29	35,744	36,136
[12]	Japan International Cooperation Agency	4.750%	5/21/29	12,994	13,058
[4,9,13]	KFW	2.625%	4/26/29	35,092	37,161
[7]	Kingdom of Belgium	4.875%	6/10/55	27,264	26,750
[4]	Kingdom of Morocco	4.000%	12/15/50	1,000	686
[4,7]	Kingdom of Saudi Arabia	5.750%	1/16/54	17,585	16,998
[7,9]	Kingdom of Spain	3.250%	4/30/34	26,106	27,559
[7,9]	Kingdom of Spain	3.450%	10/31/34	24,644	26,277
[7,9]	Kingdom of Spain	4.000%	10/31/54	11,819	12,595
[4,7]	KSA Sukuk Ltd.	5.250%	6/4/27	23,180	23,202
[4]	Oman Government Bond	4.750%	6/15/26	12,800	12,537
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	193
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	531
[4,7]	Ontario Teachers' Finance Trust	4.625%	4/10/29	19,070	19,008
[4]	Paraguay Government Bond	4.700%	3/27/27	2,000	1,946
[4]	Paraguay Government Bond	4.950%	4/28/31	3,000	2,870
[4]	Pertamina Persero PT	1.400%	2/9/26	2,000	1,869
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	606	605
[4]	Petroleos del Peru SA	5.625%	6/19/47	1,390	879
	Petroleos Mexicanos	6.875%	10/16/25	4,000	3,983
	Petroleos Mexicanos	6.500%	3/13/27	1,240	1,180
	Province of Quebec	4.500%	4/3/29	54,283	54,011
	Republic of Chile	3.125%	1/21/26	7,050	6,804
[4]	Republic of Colombia	4.500%	3/15/29	28,745	26,199
[4]	Republic of Colombia	3.000%	1/30/30	5,684	4,647
[4]	Republic of Colombia	7.500%	2/2/34	4,618	4,612
[4,9]	Republic of Cyprus	3.250%	6/27/31	24,350	26,035
[9]	Republic of Iceland	3.500%	3/21/34	14,492	15,614
[4,9]	Republic of Indonesia	3.375%	7/30/25	26,800	28,468
[9]	Republic of Indonesia	1.450%	9/18/26	3,000	3,037
[4]	Republic of Indonesia	4.150%	9/20/27	8,169	7,925
	Republic of Indonesia	3.500%	1/11/28	7,152	6,750
[6,9]	Republic of Lithuania	3.500%	7/3/31	10,560	11,206
	Republic of Panama	8.125%	4/28/34	780	824
[4]	Republic of Panama	3.870%	7/23/60	3,932	2,238
[4]	Republic of Paraguay	5.000%	4/15/26	4,759	4,695
	Republic of Peru	7.350%	7/21/25	44,060	44,900
	Republic of Peru	2.844%	6/20/30	14,240	12,479
[4]	Republic of Peru	2.783%	1/23/31	10,937	9,381
[4,9]	Republic of Romania	2.125%	3/7/28	2,689	2,652
[4,9]	Republic of Romania	1.750%	7/13/30	2,172	1,895
[7,9]	Republic of Romania	5.375%	3/22/31	18,650	19,811

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines		3.229%	3/29/27	3,000	2,851
	Republic of the Philippines		1.648%	6/10/31	11,700	9,292
[4]	Republic of Vietnam		4.800%	11/19/24	13,616	13,522
[4]	Saudi Arabian Oil Co.		1.625%	11/24/25	17,286	16,405
[4]	Serbia International Bond		6.250%	5/26/28	9,750	9,882
[4,9]	Societe Des Grands Projets EPIC		0.700%	10/15/60	12,500	4,960
	State of Israel		5.375%	3/12/29	5,930	5,813
[4,9]	State of North Rhine-Westphalia Germany		3.000%	6/6/29	32,026	34,441
[10]	United Kingdom of Great Britain and Northern Ireland		2.750%	9/7/24	2,586	3,256
	United Mexican States		4.125%	1/21/26	13,000	12,727
	United Mexican States		4.150%	3/28/27	3,380	3,275
[4]	United Mexican States		6.350%	2/9/35	35,289	35,504
[9]	Ville de Paris		3.750%	6/22/48	16,400	16,984
Total Sovereign Bonds (Cost $1,317,471)						1,308,639
Taxable Municipal Bonds (0.0%)
	Houston TX GO		6.290%	3/1/32	1,340	1,426
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)		5.871%	11/15/39	700	721
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)		3.922%	12/31/49	700	574
	Wisconsin General Fund Annual Appropriation Revenue		3.954%	5/1/36	500	461
Total Taxable Municipal Bonds (Cost $3,511)						3,182
					Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[14]	Vanguard Market Liquidity Fund (Cost $86,877)		5.380%		868,884	86,880
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.1%)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	3-Years Interest Rate Swap, Pays SOFR Annually, Receives 4.545% Annually	BNPSW	7/18/24	4.545%	458,750	3,668
Put Swaptions
	5-Year CDX-NA-HY-S42-V1, Credit Protection Purchased, Pays 5.000% Quarterly	JPMC	7/17/24	1.010%	204,585	14
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.650%	208,190	26
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.650%	205,415	25
	5-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.050% Annually	GSI	9/12/24	4.050%	51,000	360
						425
Total Options Purchased (Cost $4,187)						4,093
Total Investments (101.6%) (Cost $11,911,747)						11,664,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.0%)
[4,5,6]	UMBS Pool (Proceeds $112,020)	6.000%	12/1/52–7/25/54	(111,207)	(111,410)
Other Assets and Liabilities—Net (-0.6%)					(67,116)
Net Assets (100%)					11,485,535
Cost is in $000.
1	Securities with a value of $789,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $15,314,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $31,288,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $1,237,060,000, representing 10.8% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Australian dollars.
12	Guaranteed by the Government of Japan.
13	Guaranteed by the Federal Republic of Germany.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BNPSW—BNP Paribas.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.735% Annually	BNPSW	7/18/24	4.735%	515,250	(2,257)
5-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.335% Annually	BNPSW	7/18/24	4.335%	78,625	(1,115)
					(3,372)
Put Swaptions
5-Years Interest Rate Swap, Pays SOFR Annually, Receives 4.250% Annually	GSI	9/12/24	4.250%	102,000	(388)
Total Options Written (Premiums Received $3,484)					(3,760)
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	2,293	468,273	(253)
10-Year U.S. Treasury Note	September 2024	3,810	419,040	(1,048)
Ultra Long U.S. Treasury Bond	September 2024	1,081	135,497	521
				(780)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(599)	(63,840)	149
10-Year Japanese Government Bond	September 2024	(193)	(171,372)	(99)
AUD 3-Year Treasury Bond	September 2024	(106)	(7,457)	23
AUD 10-Year Treasury Bond	September 2024	(81)	(6,137)	(7)
Euro-Bobl	September 2024	(1,644)	(205,009)	(1,808)
Euro-BTP	September 2024	(173)	(21,360)	200
Euro-Bund	September 2024	(443)	(62,445)	11
Euro-Buxl	September 2024	(735)	(102,518)	(1,252)
Euro-OAT	September 2024	(489)	(64,477)	493
Euro-Schatz	September 2024	(436)	(49,355)	(208)
Long Gilt	September 2024	(338)	(41,688)	(41)
Long U.S. Treasury Bond	September 2024	(604)	(71,461)	(650)
Ultra 10-Year U.S. Treasury Note	September 2024	(898)	(101,951)	492
				(2,697)
				(3,477)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	7/18/24	EUR	14,291	USD	15,340	—	(23)
UBS AG	7/18/24	EUR	4,998	USD	5,353	4	—
Standard Chartered Bank	7/18/24	EUR	2,113	USD	2,275	—	(10)
Citibank, N.A.	7/18/24	EUR	1,599	USD	1,731	—	(17)
Morgan Stanley Capital Services LLC	7/18/24	EUR	1,321	USD	1,421	—	(5)
State Street Bank & Trust Co.	7/18/24	EUR	1,207	USD	1,292	2	—
JPMorgan Chase Bank, N.A.	7/18/24	EUR	553	USD	594	—	(1)
Morgan Stanley Capital Services LLC	7/18/24	GBP	781	USD	992	—	(4)
State Street Bank & Trust Co.	7/18/24	JPY	287,679	USD	1,853	—	(61)
UBS AG	7/18/24	JPY	158,155	USD	1,010	—	(25)
Toronto-Dominion Bank	7/18/24	JPY	133,320	USD	834	—	(4)
UBS AG	7/18/24	MXN	91,028	USD	5,152	—	(188)
Deutsche Bank AG	7/18/24	USD	11,313	AUD	16,919	21	—
State Street Bank & Trust Co.	7/18/24	USD	349	AUD	528	—	(4)
State Street Bank & Trust Co.	7/18/24	USD	2,116	CHF	1,888	10	—
State Street Bank & Trust Co.	7/18/24	USD	652,193	EUR	598,307	10,946	—
Morgan Stanley Capital Services LLC	7/18/24	USD	27,008	EUR	25,199	1	—
Royal Bank of Canada	7/18/24	USD	17,926	EUR	16,672	59	—
JPMorgan Chase Bank, N.A.	7/18/24	USD	5,112	EUR	4,724	49	—
UBS AG	7/18/24	USD	2,774	EUR	2,574	15	—
State Street Bank & Trust Co.	7/18/24	USD	2,435	EUR	2,274	—	(3)
Bank of America, N.A.	7/18/24	USD	1,090	EUR	1,000	18	—
Deutsche Bank AG	7/18/24	USD	784	EUR	722	10	—
UBS AG	7/18/24	USD	49,001	GBP	38,343	526	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of Montreal	7/18/24	USD	784	GBP	614	7	—
Toronto-Dominion Bank	7/18/24	USD	1,560	JPY	242,359	50	—
State Street Bank & Trust Co.	7/18/24	USD	1,284	JPY	201,242	31	—
Goldman Sachs Bank USA	7/18/24	USD	322	JPY	50,482	8	—
Toronto-Dominion Bank	7/18/24	USD	480	NZD	778	7	—
						11,764	(345)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S41-V2	12/20/28	USD	24,120	(5.000)	(1,555)	(1,370)
CDX-NA-IG-S42-V1	6/20/29	USD	11,853	(1.000)	(310)	(52)
iTraxx Europe-S41-V1	6/20/29	EUR	144,400	(1.000)	(2,805)	267
						(1,155)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Airbus SE/A2	6/20/29	BANA	7,600[2]	1.000	162	174	—	(12)
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	3	2	1	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	3	2	1	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	2	(5)	7	—
United Mexican States/Baa2	6/20/29	BARC	81,310	1.000	(349)	(124)	—	(225)
					(179)	49	9	(237)
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	8,200[2]	(1.000)	(212)	(137)	—	(75)
Malaysia	6/20/29	GSI	12,300	(1.000)	(303)	(322)	19	—
Republic of Colombia	6/20/29	BANA	15,840	(1.000)	643	515	128	—
Republic of Colombia	6/20/29	JPMC	15,830	(1.000)	643	522	121	—
Standard Chartered plc	12/20/28	MSCS	1,200[2]	(1.000)	(20)	(7)	—	(13)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	(2)	100	—	(102)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	1,300[2]	(1.000)	(2)	55	—	(57)
					747	726	268	(247)
					568	775	277	(484)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $12,638,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/22/26	4/22/25[1]	42,369,100[2]	0.000[3]	(0.525)[4]	26	26
6/30/26	9/3/24[1]	143,000[5]	0.000[6]	(4.456)[7]	—	—
6/30/26	9/3/24[1]	71,500[5]	4.416[7]	(0.000)[6]	(80)	(80)
6/30/26	9/3/24[1]	71,500[5]	4.429[7]	(0.000)[6]	(64)	(64)
7/22/26	7/22/24[1]	257,625[5]	4.527[7]	(0.000)[6]	(12)	(8)
7/22/27	7/22/24[1]	229,375[5]	0.000[6]	(4.265)[7]	62	54
5/14/28	5/14/27[1]	915,287[5]	3.871[4]	(0.000)[8]	1,830	1,830
5/17/28	5/17/27[1]	459,210[5]	3.715[4]	(0.000)[8]	295	295
7/22/29	7/22/24[1]	39,313[5]	4.020[7]	(0.000)[6]	(21)	(22)
3/11/34	N/A	24,290[9]	3.326[7]	(3.656)[10]	1,355	1,355
5/14/34	5/14/29[1]	214,273[5]	0.000[6]	(3.961)[7]	(1,574)	(1,574)
5/17/34	5/17/29[1]	106,755[5]	0.000[6]	(3.841)[7]	(301)	(301)
2/15/40	9/3/24[1]	42,260[5]	4.089[7]	(0.000)[6]	912	912
					2,428	2,423
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in Japanese yen.
3 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid at maturity.
4 Interest payment received/paid at maturity.
5 Notional amount denominated in U.S. dollar.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
7 Interest payment received/paid annually.
8 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
9 Notional amount denominated in euro.
10 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2024, counterparties had deposited in segregated accounts cash of $2,339,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at June 30, 2024.

G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,658,445	—	5,658,445
Asset-Backed/Commercial Mortgage-Backed Securities	—	841,560	—	841,560
Corporate Bonds	—	3,758,535	—	3,758,535
Floating Rate Loan Interests	—	2,727	—	2,727
Sovereign Bonds	—	1,308,639	—	1,308,639
Taxable Municipal Bonds	—	3,182	—	3,182
Temporary Cash Investments	86,880	—	—	86,880
Options Purchased	—	4,093	—	4,093
Total	86,880	11,577,181	—	11,664,061
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	111,410	—	111,410

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,889	—	—	1,889
Forward Currency Contracts	—	11,764	—	11,764
Swap Contracts	4,739[1]	277	—	5,016
Total	6,628	12,041	—	18,669
Liabilities
Options Written	—	3,760	—	3,760
Futures Contracts[1]	5,366	—	—	5,366
Forward Currency Contracts	—	345	—	345
Swap Contracts	3,471[1]	484	—	3,955
Total	8,837	4,589	—	13,426
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.